McM Funds



Annual Report


2001

June 30, 2001
-------------------------------
Principal Preservation Fund
Intermediate Fixed Income Fund
Fixed Income Fund~Balanced Fund
Equity Investment Fund

Focused
Direction
long term
experience
strategy

Dear Shareholder:

The past year has been a turbulent one for the equity markets, but the McM Funds continue to stay on course, remaining committed to a consistent, disciplined investment strategy. History has repeatedly demonstrated that, in the long run, the stock and bond markets have been excellent performers. Despite temporary setbacks, both stock and bond markets have gained value over time, and the McM Funds are well-positioned to take advantage of these long-term upward trends for our shareholders.

The success of the McM Funds in years past has been grounded in three key areas. First, our investment process. Our market-oriented investment style makes us less susceptible to short-term investing trends that impair many other portfolio managers. We invest for the long-term and emphasize consistency, making small adjustments to the Funds to maximize return while minimizing risk.

The second key to our success is our people--maintaining the highest quality investment management team for the Funds is, and has always been, a top priority. Many of the people who contributed to our superior record of performance have been with us for a long time, and we will do everything possible to keep our core personnel intact.

The combination of our people and process results in our performance, which we are proud to report to you in the following pages. You will find that all five of the McM Funds outperformed their respective benchmarks over the twelve-month period, demonstrating once again that our system has worked for our shareholders.

Thank you for your continuing confidence and trust.


/s/  Terry A. O'Toole
--------------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

The key concerns driving investors over the past twelve months were the slowing of the economy and poor anticipated corporate earnings. Any hint of bad news drove short-term holders from the market. For the year ended June 30, 2001, the S&P 500 had a return of -14.86%, while the McM Equity Fund had a return of -12.44%, outperforming the S&P by 2.42%. The McM Balanced Fund, which holds approximately 60% in stocks and 40% in fixed income securities, had a return of -2.84%, as bonds made an important positive contribution.

During the year, all McM Funds maintained a highly diversified market-like risk exposure. Our continued emphasis on large-capitalization companies hindered the returns of the equity funds slightly because smaller companies performed better than large capitalization stocks. This was offset by the higher quality, established companies that comprise McM Funds' equity commitment, which performed better than riskier, higher growth companies. Two major overweighted sectors of the portfolio, financial services and healthcare, performed well over the year, offsetting in part the weak performance of technology stocks.

The McM Equity Fund maintained a high equity exposure during the year, keeping fully invested, using new inflow to purchase new issues, and adding to attractive issues currently held.

In the fixed income market the environment was different, with the market providing some of the highest returns in history. As economic activity slowed and inflation expectations came down to the lowest level in decades, the market yield on fixed income investments, as represented by the Lehman Brothers Government/Credit Bond Index, dropped from 7.03% to 5.84%. As interest rate levels dropped, bond prices increased, creating high absolute returns. The McM Fixed Income Fund and Intermediate Fixed Income Fund continued to participate in the strong market, returning 11.38% and 11.37% respectively, while the overall market represented by the Lehman Brothers Government/Credit Bond Index returned 11.14%.







-----------------
To be preceded or accompanied by a prospectus. Past performance does not guarantee future results. Shares, when redeemed, may be more or less than their original cost. All benchmarks are unmanaged indices not available for investment. The McM Funds are distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406. DFU 8/01

                                                                         Outlook

At this time we are seeing signs of the bottoming of the recent economic slide. However, it may well be into 2002 before we see a vigorous economy. Over the long term, productivity growth should be very positive. The underutilized technology equipment recently produced will move to higher utilization levels, providing a productivity boost, assisting corporate profit growth, and dampening inflation. However, the pressure on corporate earnings will remain intense for the next quarter or two.

The current decline in interest rates is probably not sustainable, given the prospects for economic recovery. Recent rapid growth in broad monetary aggregates raises the fear of the same old cycle of excessive ease, followed by the resurfacing of inflation, followed by monetary tightening. While short and intermediate term U.S. Treasury securities seem richly priced, there have been some interesting opportunities in corporate bonds and mortgage-backed securities, with yield spreads much wider than historical levels.

Fixed Income Portfolios are still positioned in clusters to protect against risk:
         Short:            Corporate and Mortgage Backed Bonds
         Intermediate:     Non Callable Corporate and Mortgage Backed Bonds
         Long:             Government Agency Bonds

The path to higher stock prices will be uneven. At current levels, equities appear attractive compared to bonds, although there still is concern about earnings over the short term. If there were a further decline in interest rates, sustained by disinflation tendencies, there probably would be a one-time expansion in price earnings multiples or reduction in the discount rate applied to equities. But, there probably would be reduced earnings growth rates to blunt returns looking forward.

The McM Equity Fund and Balanced Fund will continue to maintain highly diversified portfolios. As stressed in the past, the key to effective portfolio management is comprised of two major factors: diversification and risk control. Diversification is selecting issues that collectively protect the portfolio from an uncompensated risk, not just putting a large number of stocks in a portfolio. Risk control involves continually reviewing the portfolio to all the various types of risks and monitoring results of expected performance against benchmarks. The equity portfolios have continued emphasis in multi-national companies in technology, capital goods, healthcare, and the financial services area.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 68% of the portfolio. The 7-day and 30-day average yields as of June 30, 2001 were 4.18% and 4.24%, respectively.


                                                            NASDAQ Symbol: MCPXX


Diversification                    Credit Quality               Maturity

Repurchase Agreements   1%         Government   68%        91+ days        29%
Government             68%         A-1/P-1      32%        31-90 days      27%
Commercial Paper       31%                                 1-15  days      25%
                                                           16-30 days      19%

Average Annual Returns (%)
                                   7-Day Avg.       One          Three        Five          Since
                                     Yield          Year         Years        Years       Inception
                                   ----------       ----         -----        -----       ---------
McM Principal Preservation Fund       4.18          5.88         5.44         5.40          5.38

                           Principal Preservation Fund
                          July 13, 1994 Inception Date

                              9/30/99         4.49
                             10/31/99         5.15
                             11/30/99         5.31
                             12/31/99         5.34
                              1/31/00         5.46
                              2/29/00         5.50
                              3/31/00         5.61
                              4/30/00         5.68
                              5/31/00         5.95
                              7/31/00         6.25
                              8/31/00         6.22
                              9/30/00         6.31
                             10/31/00         6.32
                             11/30/00         6.35
                             12/31/00         6.27
                              1/31/01         5.93
                              2/28/01         5.65
                              3/31/01         5.39
                              4/30/01         4.88
                              5/31/01         4.43
                              6/30/01         4.18

                          June 30, 2000 - June 30, 2001
                             7-Day Average Yield (%)

               Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The 7-Day average yield more closely reflects the current earnings of the Fund than the total return.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 67% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.5 years seeks to limit sensitivity to interest rate changes.


                                                            NASDAQ Symbol: MCMNX

Diversification                Bond Quality                     Maturity

Corporate    34%            Aaa            39%             Short-term       4%
Mortgage     36%            Government     28%             1-5 years        63%
Government   28%            A              17%             5-10 days        33%
Cash          2%            Aa             11%
                            Baa             5%


Average Annual Returns* (%)
                                                     One         Three      Five       Since
                                                     Year        Years      Years    Inception
                                                    ------      -------    -------  -----------
McM Intermediate Fixed Income Fund                   11.37       5.97       6.74        6.82
Lehman Brothers Intermediate Govt/Credit Index       11.04       6.43       7.00        7.11

                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date

                                                    Lehman Brothers
                    Intermediate Fixed                Intermediate
                       Income Fund              Government/Credit Index
                       -----------              -----------------------
      7/14/94            $10,000                         $10,000
      7/31/94            $10,050                         $10,073
      8/31/94            $10,046                         $10,105
      9/30/94             $9,969                         $10,012
     10/31/94             $9,965                         $10,011
     11/30/94             $9,921                          $9,966
     12/31/94             $9,957                         $10,000
      1/31/95            $10,122                         $10,169
      2/28/95            $10,350                         $10,380
      3/31/95            $10,398                         $10,439
      4/30/95            $10,518                         $10,567
      5/31/95            $10,849                         $10,887
      6/30/95            $10,918                         $10,960
      7/31/95            $10,914                         $10,961
      8/31/95            $11,003                         $11,060
      9/30/95            $11,078                         $11,140
     10/31/95            $11,210                         $11,264
     11/30/95            $11,344                         $11,411
     12/31/95            $11,445                         $11,531
      1/31/96            $11,540                         $11,630
      2/29/96            $11,401                         $11,494
      3/31/96            $11,340                         $11,436
      4/30/96            $11,320                         $11,396
      5/31/96            $11,302                         $11,386
      6/30/96            $11,420                         $11,507
      7/31/96            $11,461                         $11,542
      8/31/96            $11,463                         $11,551
      9/30/96            $11,617                         $11,711
     10/31/96            $11,828                         $11,919
     11/30/96            $11,983                         $12,076
     12/31/96            $11,916                         $11,999
      1/31/97            $11,957                         $12,046
      2/28/97            $11,965                         $12,068
      3/31/97            $11,880                         $11,985
      4/30/97            $12,018                         $12,125
      5/31/97            $12,123                         $12,226
      6/30/97            $12,236                         $12,337
      7/31/97            $12,507                         $12,588
      8/31/97            $12,431                         $12,525
      9/30/97            $12,582                         $12,670
     10/31/97            $12,760                         $12,811
     11/30/97            $12,744                         $12,839
     12/31/97            $12,859                         $12,942
      1/30/98            $13,033                         $13,111
      2/27/98            $13,016                         $13,101
      3/31/98            $13,051                         $13,143
      4/30/98            $13,106                         $13,208
      5/31/98            $13,218                         $13,305
      6/30/98            $13,300                         $13,390
      7/31/98            $13,335                         $13,437
      8/31/98            $13,586                         $13,648
      9/30/98            $13,874                         $13,990
     10/31/98            $13,790                         $13,976
     11/30/98            $13,822                         $13,975
     12/31/98            $13,865                         $14,031
      1/31/99            $13,936                         $14,108
      2/28/99            $13,731                         $13,901
      3/31/99            $13,869                         $14,005
      4/30/99            $13,874                         $14,048
      5/31/99            $13,750                         $13,940
      6/30/99            $13,734                         $13,950
      7/31/99            $13,699                         $13,937
      8/31/99            $13,679                         $13,948
      9/30/99            $13,817                         $14,078
     10/31/99            $13,839                         $14,115
     11/30/99            $13,871                         $14,132
     12/31/99            $13,821                         $14,085
      1/31/00            $13,755                         $14,033
      2/29/00            $13,869                         $14,148
      3/31/00            $13,989                         $14,295
      4/30/00            $13,929                         $14,262

                         Intermediate Fixed Income Fund
                    July 14, 1994 Inception Date (continued)

                                                    Lehman Brothers
                    Intermediate Fixed                Intermediate
                       Income Fund              Government/Credit Index
                       -----------              -----------------------

      5/31/00            $13,949                         $14,285
      6/30/00            $14,214                         $14,536
      7/31/00            $14,308                         $14,647
      8/31/00            $14,441                         $14,820
      9/30/00            $14,613                         $14,955
     10/31/00            $14,649                         $15,023
     11/30/00            $14,878                         $15,228
     12/31/00            $15,183                         $15,508
      1/31/01            $15,439                         $15,762
      2/28/01            $15,618                         $15,912
      3/31/01            $15,745                         $16,034
      4/30/01            $15,688                         $15,993
      5/31/01            $15,757                         $16,082
      6/30/01            $15,831                         $16,142

              Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund.
*Before taxes on distributions or redemption of Fund shares.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 7.1 years, 2.6 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMEX

Diversification                Bond Quality                     Maturity

Mortgage     39%            Aaa            40%             5-10 years       67%
Corporate    31%            Government     29%             1-5  years       24%
Government   29%            A              17%             10+  years        9%
Cash          1%            Aa              8%
                            Baa             6%

Average Annual Returns* (%)
McM Shares                                     One       Three       Five       Since
                                               Year      Years       Years    Inception
                                               ----      -----       -----    ---------
McM Fixed Income Fund                         11.38      5.67        7.07       7.31
Lehman Brothers Aggregate Index               11.23      6.25        7.48       7.73
Lehman Brothers Government/Credit Index       11.14      5.98        7.38       7.64

Because Class Z shares of the Fund have been in operation for five months prior to the date of this Annual Report, no performance information is provided.

                                Fixed Income Fund
                          July 14, 1994 Inception Date

                                      Lehman Brothers         Lehman Brothers
                    Fixed               Intermediate            Intermediate
                 Income Fund      Government/Credit Index       Credit Index
                 -----------      -----------------------     ---------------
   7/14/94        $10,000                $10,000                  $10,000
   7/31/94        $10,070                $10,111                  $10,113
   8/31/94        $10,097                $10,123                  $10,117
   9/30/94         $9,937                 $9,975                   $9,964
  10/31/94         $9,911                 $9,966                   $9,953
  11/30/94         $9,855                 $9,944                   $9,935
  12/31/94         $9,926                $10,012                  $10,001
   1/31/95        $10,114                $10,211                  $10,193
   2/28/95        $10,384                $10,454                  $10,429
   3/31/95        $10,460                $10,517                  $10,499
   4/30/95        $10,604                $10,665                  $10,645
   5/31/95        $11,060                $11,077                  $11,091
   6/30/95        $11,155                $11,158                  $11,180
   7/31/95        $11,112                $11,134                  $11,136
   8/31/95        $11,257                $11,268                  $11,279
   9/30/95        $11,364                $11,378                  $11,394
  10/31/95        $11,533                $11,526                  $11,561
  11/30/95        $11,716                $11,698                  $11,752
  12/31/95        $11,841                $11,862                  $11,925
   1/31/96        $11,929                $11,941                  $11,999
   2/29/96        $11,688                $11,733                  $11,744
   3/31/96        $11,587                $11,651                  $11,646
   4/30/96        $11,485                $11,585                  $11,565
   5/31/96        $11,460                $11,562                  $11,546
   6/30/96        $11,618                $11,717                  $11,699
   7/31/96        $11,629                $11,749                  $11,726
   8/31/96        $11,605                $11,729                  $11,698
   9/30/96        $11,820                $11,933                  $11,906
  10/31/96        $12,104                $12,198                  $12,184
  11/30/96        $12,335                $12,406                  $12,408
  12/31/96        $12,202                $12,291                  $12,270
   1/31/97        $12,225                $12,329                  $12,285
   2/28/97        $12,238                $12,360                  $12,311
   3/31/97        $12,085                $12,223                  $12,164
   4/30/97        $12,263                $12,406                  $12,342
   5/31/97        $12,373                $12,524                  $12,456
   6/30/97        $12,516                $12,673                  $12,606
   7/31/97        $12,912                $13,015                  $12,992

                                Fixed Income Fund
                    July 14, 1994 Inception Date (continued)

                                      Lehman Brothers         Lehman Brothers
                    Fixed               Intermediate            Intermediate
                 Income Fund      Government/Credit Index       Credit Index
                 -----------      -----------------------     ---------------
   8/31/97        $12,757                $12,904                  $12,846
   9/30/97        $12,965                $13,095                  $13,048
  10/31/97        $13,181                $13,285                  $13,257
  11/30/97        $13,212                $13,346                  $13,327
  12/31/97        $13,364                $13,481                  $13,467
   1/30/98        $13,573                $13,654                  $13,657
   2/27/98        $13,516                $13,643                  $13,629
   3/31/98        $13,562                $13,689                  $13,672
   4/30/98        $13,619                $13,760                  $13,740
   5/31/98        $13,747                $13,891                  $13,887
   6/30/98        $13,857                $14,009                  $14,029
   7/31/98        $13,866                $14,039                  $14,040
   8/31/98        $14,171                $14,268                  $14,314
   9/30/98        $14,568                $14,601                  $14,723
  10/31/98        $14,385                $14,524                  $14,618
  11/30/98        $14,446                $14,607                  $14,706
  12/31/98        $14,503                $14,651                  $14,741
   1/31/99        $14,568                $14,755                  $14,846
   2/28/99        $14,248                $14,496                  $14,493
   3/31/99        $14,417                $14,576                  $14,565
   4/30/99        $14,400                $14,623                  $14,602
   5/31/99        $14,221                $14,494                  $14,451
   6/30/99        $14,179                $14,448                  $14,406
   7/31/99        $14,135                $14,387                  $14,366
   8/31/99        $14,089                $14,380                  $14,355
   9/30/99        $14,247                $14,547                  $14,484
  10/31/99        $14,259                $14,601                  $14,521
  11/30/99        $14,281                $14,599                  $14,513
  12/31/99        $14,186                $14,529                  $14,424
   1/31/00        $14,143                $14,481                  $14,420
   2/29/00        $14,311                $14,656                  $14,600
   3/31/00        $14,496                $14,850                  $14,810
   4/30/00        $14,383                $14,807                  $14,738
   5/31/00        $14,351                $14,799                  $14,725
   6/30/00        $14,680                $15,107                  $15,025
   7/31/00        $14,795                $15,245                  $15,184
   8/31/00        $14,991                $15,466                  $15,398
   9/30/00        $15,138                $15,563                  $15,457
  10/31/00        $15,164                $15,666                  $15,554
  11/30/00        $15,481                $15,923                  $15,820
  12/31/00        $15,823                $16,219                  $16,132
   1/31/01        $16,095                $16,483                  $16,403
   2/28/01        $16,308                $16,627                  $16,572
   3/31/01        $16,360                $16,710                  $16,648
   4/30/01        $16,231                $16,640                  $16,523
   5/31/01        $16,302                $16,739                  $16,619
   6/30/01        $16,349                $16,803                  $16,699

              Past performance does not guarantee future results.


This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund. The Advisor has changed the Fixed Income Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Bond Index based on the Advisor's determination that the Lehman Brothers Government/Credit Bond Index more closely reflects how the Advisor manages the Fixed Income Fund.
*Before taxes on distributions or redemption of Fund shares.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund, bonds about 39%; and cash about 1%. The common stock portion is well diversified among 97 companies that represent all economic sectors. The Fund's bond portion is 72% U.S. Government and Aaa-rated securities with a weighted average maturity of 6.9 years.

                                                            NASDAQ Symbol: MCMBX

Asset Allocation            Fixed Income Quality

Stocks      60%             Aaa             40%
Bonds       39%             Government      32%
Cash         1%             A               13%
                            Aa               9%
                            Baa              6%

Average Annual Returns* (%)
McM Shares                              One     Three   Five     Since
                                       Year     Years   Years  Inception
                                       ----     -----   -----  ---------
McM Balanced Fund                      -2.84    4.73    11.57    13.19
Lehman Brothers Aggregate Index        11.23    6.25     7.48     7.73
Lehman Brothers Govt/Credit Index      11.14    5.98     7.38     7.64
Standard & Poor's 500 Index           -14.86    3.88    14.48    17.40

   Ten Largest Equity Holdings (%)
   General Electric Co.                     4.5
   Citigroup, Inc.                          4.4
   Federal National Mortgage Assn.          3.7
   Tyco International, Ltd.                 3.5
   International Business Machines          3.4
   Microsoft Corp.                          3.4
   J.P. Morgan Chase & Co., Inc.            3.2
   Pfizer, Inc.                             2.8
   Phillip Morris Cos., Inc.                2.6
   Intel Corp.                              2.4
                                           ----
                                           33.9

Because Class Z shares of the Fund have been in operation for five months prior to the date of this Annual Report, no performance information is provided.

                                                              Balanced Fund
                                                      July 14, 1994 Inception Date

                                                 Lehman Brothers              Standard & Poor's          Lehman Brothers
                           Balanced Fund      Government/Credit Index             500 Index              Aggregate Index
                           -------------      -----------------------             ---------              ---------------
           7/14/94            $10,000                $10,000                       $10,000                    $10,000
           7/31/94            $10,070                $10,111                       $10,110                    $10,113
           8/31/94            $10,300                $10,123                       $10,521                    $10,117
           9/30/94            $10,081                 $9,975                       $10,268                     $9,964
          10/31/94            $10,152                 $9,966                       $10,503                     $9,953
          11/30/94             $9,961                 $9,944                       $10,118                     $9,935
          12/31/94            $10,078                $10,012                       $10,265                    $10,001
           1/31/95            $10,282                $10,211                       $10,532                    $10,193
           2/28/95            $10,608                $10,454                       $10,941                    $10,429
           3/31/95            $10,767                $10,517                       $11,265                    $10,499
           4/30/95            $11,054                $10,665                       $11,595                    $10,645
           5/31/95            $11,514                $11,077                       $12,054                    $11,091
           6/30/95            $11,731                $11,158                       $12,337                    $11,180
           7/31/95            $11,937                $11,134                       $12,749                    $11,136
           8/31/95            $12,020                $11,268                       $12,780                    $11,279
           9/30/95            $12,389                $11,378                       $13,317                    $11,394
          10/31/95            $12,410                $11,526                       $13,270                    $11,561
          11/30/95            $12,806                $11,698                       $13,854                    $11,752
          12/31/95            $12,971                $11,862                       $14,113                    $11,925
           1/31/96            $13,311                $11,941                       $14,598                    $11,999
           2/29/96            $13,311                $11,733                       $14,739                    $11,744
           3/31/96            $13,315                $11,651                       $14,880                    $11,646
           4/30/96            $13,411                $11,585                       $15,099                    $11,565
           5/31/96            $13,592                $11,562                       $15,488                    $11,546
           6/30/96            $13,709                $11,717                       $15,552                    $11,699
           7/31/96            $13,407                $11,749                       $14,858                    $11,726
           8/31/96            $13,525                $11,729                       $15,173                    $11,698
           9/30/96            $14,075                $11,933                       $16,027                    $11,906
          10/31/96            $14,509                $12,198                       $16,468                    $12,184
          11/30/96            $15,343                $12,406                       $17,718                    $12,408
          12/31/96            $15,079                $12,291                       $17,376                    $12,270
           1/31/97            $15,714                $12,329                       $18,455                    $12,285
           2/28/97            $15,736                $12,360                       $18,603                    $12,311
           3/31/97            $15,324                $12,223                       $17,829                    $12,164
           4/30/97            $15,918                $12,406                       $18,893                    $12,342
           5/31/97            $16,511                $12,524                       $20,053                    $12,456
           6/30/97            $16,951                $12,673                       $20,946                    $12,606
           7/31/97            $18,158                $13,015                       $22,611                    $12,992
           8/31/97            $17,582                $12,904                       $21,356                    $12,846
           9/30/97            $18,298                $13,095                       $22,520                    $13,048
          10/31/97            $18,063                $13,285                       $21,779                    $13,257
          11/30/97            $18,464                $13,346                       $22,779                    $13,327
          12/31/97            $18,645                $13,481                       $23,161                    $13,467
           1/30/98            $18,960                $13,654                       $23,423                    $13,657
           2/27/98            $19,647                $13,643                       $25,107                    $13,629
           3/31/98            $20,093                $13,689                       $26,395                    $13,672
           4/30/98            $20,354                $13,760                       $26,670                    $13,740
           5/31/98            $20,173                $13,891                       $26,206                    $13,887
           6/30/98            $20,637                $14,009                       $27,270                    $14,029
           7/31/98            $20,659                $14,039                       $26,981                    $14,040
           8/31/98            $19,145                $14,268                       $23,085                    $14,314
           9/30/98            $20,095                $14,601                       $24,571                    $14,723
          10/31/98            $21,023                $14,524                       $26,559                    $14,618
          11/30/98            $21,872                $14,607                       $28,169                    $14,706
          12/31/98            $22,491                $14,651                       $29,808                    $14,741
           1/31/99            $22,932                $14,755                       $31,042                    $14,846
           2/28/99            $22,306                $14,496                       $30,077                    $14,493
           3/31/99            $22,672                $14,576                       $31,286                    $14,565
           4/30/99            $23,266                $14,623                       $32,478                    $14,602
           5/31/99            $22,894                $14,494                       $31,728                    $14,451
           6/30/99            $23,649                $14,448                       $33,463                    $14,406
           7/31/99            $23,321                $14,387                       $32,429                    $14,366
           8/31/99            $23,286                $14,380                       $32,283                    $14,355
           9/30/99            $22,908                $14,547                       $31,389                    $14,484
          10/31/99            $23,534                $14,601                       $33,385                    $14,521
          11/30/99            $23,746                $14,599                       $34,063                    $14,513
          12/31/99            $24,073                $14,529                       $36,070                    $14,424

                                                              Balanced Fund
                                                 July 14, 1994 Inception Date (continued)

                                                 Lehman Brothers              Standard & Poor's          Lehman Brothers
                           Balanced Fund      Government/Credit Index             500 Index              Aggregate Index
                           -------------      -----------------------             ---------              ---------------
           1/31/00            $23,589                $14,481                       $34,259                    $14,420
           2/29/00            $23,153                $14,656                       $33,612                    $14,600
           3/31/00            $24,575                $14,850                       $36,899                    $14,810
           4/30/00            $24,125                $14,807                       $35,788                    $14,738
           5/31/00            $23,941                $14,799                       $35,040                    $14,725
           6/30/00            $24,396                $15,107                       $35,913                    $15,025
           7/31/00            $24,323                $15,245                       $35,353                    $15,184
           8/31/00            $25,401                $15,466                       $37,534                    $15,398
           9/30/00            $24,568                $15,563                       $35,552                    $15,457
          10/31/00            $24,938                $15,666                       $35,403                    $15,554
          11/30/00            $23,976                $15,923                       $32,613                    $15,820
          12/31/00            $24,240                $16,219                       $32,773                    $16,132
           1/31/01            $25,040                $16,483                       $33,936                    $16,403
           2/28/01            $23,775                $16,627                       $30,841                    $16,572
           3/31/01            $23,007                $16,710                       $28,886                    $16,648
           4/30/01            $24,006                $16,640                       $31,130                    $16,523
           5/31/01            $24,032                $16,739                       $31,339                    $16,619
           6/30/01            $23,700                $16,803                       $30,577                    $16,699

Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund. The Advisor has changed the Balanced Fund's benchmark index from the Lehman Brothers Aggregate Index to the Lehman Brothers Government/Credit Bond Index based on the Advisor's determination that the Lehman Brothers Government/Credit Bond Index more closely reflects how the Advisor manages the Balanced Fund.
*Before taxes on distributions or redemption of Fund shares.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 97 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                            NASDAQ Symbol: MCMEX

Ten Largest Holdings (%)
Citigroup, Inc.             4.5     Microsoft Corp.             3.4
General Electric Co.        4.4     J.P. Morgan Chase & Co.     3.2
Fed. Nat'l Mortgage Assn.   3.8     Pfizer, Inc.                2.8
Int'l Business Machines     3.4     Phillip Morris Cos., Inc.   2.5
Tyco International, Ltd.    3.4     Intel Corp.                 2.4
                                                               ----
                                                               33.8

Portfolio Characteristics
Price/Earnings Ratio (Trailing)  28.08
Historical Beta                   1.00
Weighted Market Cap.            $130.2
Total Number of Stocks              97

Average Annual Returns* (%)
McM Shares                             One     Three    Five     Since
                                       Year    Years    Years  Inception
                                      ------   ------   -----  ---------
McM Equity Investment Fund            -12.44    2.75    13.66    16.62
Standard & Poor's 500 Index           -14.86    3.88    14.48    17.40

Sector Weightings (%)
Technology                   20.5
Financial Services           19.0
Health Care                  15.1
Utilities                     7.5
Energy                        6.4
Retail                        5.9
Consumer Non-Durables         5.8
Capital Goods                 5.5
Multi-Industry                5.5
Consumer Services             2.9
Raw Materials                 2.2
Consumer Durables             1.4
Shelter                       0.8
Transportation                0.8
Business Equip. & Services    0.7
                            -----
                            100.0

                             Equity Investment Fund
                          July 14, 1994 Inception Date

                      7/14/94       $10,000        $10,000
                      7/31/94       $10,040        $10,110
                      8/31/94       $10,440        $10,521
                      9/30/94       $10,160        $10,268
                     10/31/94       $10,320        $10,503
                     11/30/94        $9,989        $10,118
                     12/31/94       $10,124        $10,265
                      1/31/95       $10,315        $10,532
                      2/28/95       $10,709        $10,941
                      3/31/95       $10,965        $11,265
                      4/30/95       $11,371        $11,595
                      5/31/95       $11,786        $12,054
                      6/30/95       $12,155        $12,337
                      7/31/95       $12,532        $12,749
                      8/31/95       $12,552        $12,780
                      9/30/95       $13,094        $13,317
                     10/31/95       $13,002        $13,270
                     11/30/95       $13,543        $13,854
                     12/31/95       $13,761        $14,113
                      1/31/96       $14,276        $14,598
                      2/29/96       $14,513        $14,739
                      3/31/96       $14,613        $14,880
                      4/30/96       $14,913        $15,099
                      5/31/96       $15,294        $15,488

                             Equity Investment Fund
                    July 14, 1994 Inception Date (continued)

                      6/30/96       $15,380        $15,552
                      7/31/96       $14,779        $14,858
                      8/31/96       $15,058        $15,173
                      9/30/96       $15,891        $16,027
                     10/31/96       $16,452        $16,468
                     11/30/96       $17,814        $17,718
                     12/31/96       $17,449        $17,376
                      1/31/97       $18,629        $18,455
                      2/28/97       $18,629        $18,603
                      3/31/97       $17,978        $17,829
                      4/30/97       $18,952        $18,893
                      5/31/97       $20,021        $20,053
                      6/30/97       $20,713        $20,946
                      7/31/97       $22,837        $22,611
                      8/31/97       $21,880        $21,356
                      9/30/97       $23,092        $22,520
                     10/31/97       $22,323        $21,779
                     11/30/97       $23,156        $22,779
                     12/31/97       $23,352        $23,161
                      1/30/98       $23,733        $23,423
                      2/27/98       $25,238        $25,107
                      3/31/98       $26,131        $26,395
                      4/30/98       $26,630        $26,670
                      5/31/98       $26,079        $26,206
                      6/30/98       $26,906        $27,270
                      7/31/98       $26,916        $26,981
                      8/31/98       $23,342        $23,085
                      9/30/98       $24,815        $24,571
                     10/31/98       $26,862        $26,559
                     11/30/98       $28,600        $28,169
                     12/31/98       $29,841        $29,808
                      1/31/99       $30,668        $31,042
                      2/28/99       $29,702        $30,077
                      3/31/99       $30,331        $31,286
                      4/30/99       $31,687        $32,478
                      5/31/99       $31,054        $31,728
                      6/30/99       $32,752        $33,463
                      7/31/99       $32,169        $32,429
                      8/31/99       $32,127        $32,283
                      9/30/99       $31,013        $31,389
                     10/31/99       $32,309        $33,385
                     11/30/99       $32,590        $34,063
                     12/31/99       $33,287        $36,070
                      1/31/00       $32,295        $34,259
                      2/29/00       $31,052        $33,612
                      3/31/00       $34,008        $36,899
                      4/30/00       $33,192        $35,788
                      5/31/00       $32,807        $35,040
                      6/30/00       $33,345        $35,913
                      7/31/00       $33,025        $35,353
                      8/31/00       $35,135        $37,534
                      9/30/00       $32,995        $35,552
                     10/31/00       $33,606        $35,403
                     11/30/00       $31,082        $32,613
                     12/31/00       $31,166        $32,773
                      1/31/01       $32,481        $33,936
                      2/28/01       $29,558        $30,841
                      3/31/01       $27,879        $28,886
                      4/30/01       $30,003        $31,130
                      5/31/01       $29,979        $31,339
                      6/30/01       $29,200        $30,577

              Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.
*Before taxes on distributions or redemption of Fund shares.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Principal Preservation Fund


                                                Principal
                                                 Amount         Value
                                              -----------    -----------
FIXED INCOME SECURITIES
U.S. Government Agency Notes - 68.14%
Federal Farm Credit Bank - 2.13%
 5.88%, 07/02/2001........................    $ 1,350,000    $ 1,349,987
 4.09%, 06/13/2002........................      1,000,000      1,000,000
                                                             -----------
                                                               2,349,987
                                                             -----------
Federal Home Loan Bank - 16.29%
 4.56%, 07/05/2001........................      2,000,000      1,998,987
 4.63%, 07/18/2001........................      2,000,000      1,995,627
 4.71%, 07/18/2001........................      3,000,000      2,993,328
 4.15%, 07/20/2001........................      2,000,000      1,995,619
 6.50%, 09/19/2001........................      3,000,000      3,000,090
 4.32%, 11/19/2001........................      2,000,000      1,966,160
 6.75%, 02/01/2002........................      2,000,000      2,035,440
 4.00%, 05/09/2002........................      2,000,000      1,999,420
                                                             -----------
                                                              17,984,671
                                                             -----------
Federal Home Loan Mortgage Corporation -
18.98%
 4.55%, 07/12/2001........................      2,000,000      1,997,219
 4.13%, 07/26/2001........................      3,000,000      2,991,396
 3.77%, 07/31/2001........................      2,200,000      2,193,088
 4.45%, 09/13/2001........................      2,000,000      1,981,706
 4.55%, 09/13/2001........................      2,000,000      1,981,294
 4.58%, 10/19/2001........................      2,000,000      1,972,011
 4.92%, 10/19/2001........................      3,000,000      2,954,900
 4.81%, 01/03/2002........................      2,000,000      1,950,297
 3.89%, 05/23/2002........................      1,000,000        964,773
 3.96%, 05/23/2002........................      1,000,000        964,140
 4.02%, 07/02/2002........................      1,000,000      1,000,000
                                                             -----------
                                                              20,950,824
                                                             -----------
Federal National Mortgage Association -
30.74%
 3.89%, 07/02/2001........................      2,000,000      1,999,784
 4.58%, 07/05/2001........................      2,000,000      1,998,982
 6.24%, 07/09/2001........................      2,000,000      1,997,227
 4.10%, 08/06/2001........................      3,000,000      2,987,700
 6.03%, 08/06/2001........................      1,300,000      1,299,806
 3.84%, 08/09/2001........................      3,000,000      2,987,520
 3.89%, 08/09/2001........................      3,000,000      2,987,358
 3.69%, 08/23/2001........................      2,000,000      1,989,135
 4.62%, 10/12/2001........................      3,000,000      2,960,345
 3.52%, 11/01/2001........................      3,000,000      2,963,920
 5.43%, 11/30/2001........................      3,000,000      2,931,220
 4.82%, 12/14/2001........................      3,000,000      2,933,323
 4.23%, 12/28/2001........................      2,000,000      1,957,700
 3.95%, 03/22/2002........................      2,000,000      1,942,067
                                                             -----------
                                                              33,936,087
                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost
$75,221,569)..............................                    75,221,569
                                                             -----------
Commercial Paper - 31.71%
AT&T Corp.
 4.71%, 07/24/2001........................      1,000,000        996,991
British Telecom Plc
 4.65%, 07/05/2001........................      1,000,000        999,483

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Principal Preservation Fund (continued)


                                                       Principal
                                                        Amount          Value
                                                      -----------   ------------
FIXED INCOME SECURITIES (continued)
Commercial Paper (continued)
Caterpillar Financial Services Corp.
 3.65%, 08/16/2001 ...............................    $ 2,000,000   $  1,990,672
Citigroup, Inc.
 3.88%, 07/20/2001 ...............................      2,000,000      1,995,904
 3.80%, 08/22/2001 ...............................      1,000,000        994,511
Coca-Cola Co.
 3.87%, 07/09/2001 ...............................      3,000,000      2,997,420
Dollar Thrifty Funding Corp.
 3.90%, 07/18/2001 ...............................      3,064,000      3,058,357
Ford Motor Credit Corp.
 4.19%, 07/20/2001                                      2,000,000      1,995,577
General Motors Acceptance Corp.
 3.75%, 08/24/2001 ...............................      3,000,000      2,983,125
Goldman Sachs Group, Inc.
 4.17%, 07/24/2001 ...............................      3,000,000      2,992,008
McGraw-Hill Companies, Inc.
 5.15%, 07/10/2001 ...............................      3,000,000      2,996,138
Morgan Stanley Dean Witter & Co.
 4.59%, 07/09/2001 ...............................      2,000,000      1,997,960
Salomon Smith Barney Holdings, Inc.
 3.73%, 08/22/2001 ...............................      3,000,000      2,983,837
Southern Company (The)
 4.00%, 07/02/2001 ...............................      3,025,000      3,024,664
Target Corporation
 3.89%, 07/13/2001 ...............................      3,000,000      2,996,110
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $35,002,757) ........                    35,002,757
                                                                    ------------
REPURCHASE AGREEMENT - 0.72%
J.P. Morgan Chase & Co.
 3.75%, due 7/2/2001** ...........................        800,000        800,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $800,000) ......                       800,000
                                                                    ------------
TOTAL INVESTMENTS* - 100.57% (Cost $110,024,326) .                   111,024,326
CASH AND OTHER ASSETS NET OF LIABILITIES -
(0.57%) ..........................................                      (623,318)
                                                                    ------------
NET ASSETS - 100.00% .............................                  $110,401,008
                                                                    ============

* At June 30, 2001, cost is identical for book and federal income tax purposes. ** Collateralized by $800,000 par value, 7.50%, due 11/15/01, value $818,000
   U.S. Treasury Note.



See accompanying notes to financial statements

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Intermediate Fixed Income Fund


                                                Principal
                                                  Amount        Value
                                                ----------    ----------
FIXED INCOME SECURITIES - 97.45%
Asset Backed Securities - 0.34%
Olympic Automobile Receivables Trust
 6.25%, 11/15/2004..........................    $  692,076    $  698,309
                                                              ----------
TOTAL ASSET BACKED SECURITIES (Cost
$688,788)...................................                     698,309
                                                              ----------
Corporate Bonds - 33.65%
Banks & Insurance - 3.63%
NationsBank Corp.
 6.38%, 05/15/2005..........................     4,000,000     4,061,604
U.S. Bancorp
 6.88%, 12/01/2004..........................     1,680,000     1,729,937
 6.75%, 10/15/2005..........................     1,750,000     1,767,603
                                                              ----------
                                                               7,559,144
                                                              ----------
Financial Services - 15.67%
American General Finance Corp.
 5.91%, 06/12/2006..........................     3,575,000     3,561,454
Associates Corp. of North America
 5.75%, 11/01/2003..........................       150,000       151,314
 5.50%, 02/15/2004..........................       225,000       225,633
 6.10%, 01/15/2005..........................       900,000       907,449
 7.55%, 07/17/2006..........................     1,900,000     2,013,225
Ford Motor Credit Corp.
 6.25%, 12/08/2005..........................       800,000       794,854
 6.88%, 02/01/2006..........................     2,895,000     2,935,762
General Electric Capital Corp.
 7.50%, 05/15/2005..........................     2,650,000     2,833,611
General Motors Acceptance Corp.
 6.75%, 01/15/2006..........................     1,750,000     1,778,759
 6.15%, 04/05/2007..........................     1,250,000     1,221,857
Goldman Sachs Group, Inc.
 7.63%, 08/17/2005..........................     2,150,000     2,275,050
Household Finance Corp.
 6.50%, 01/24/2006..........................     2,270,000     2,302,881
Lehman Brothers, Inc.
 7.63%, 06/01/2006..........................       725,000       763,287
Merrill Lynch & Co., Inc.
 6.00%, 07/15/2005..........................       800,000       800,951
Morgan Stanley Dean Witter & Co.
 6.10%, 04/15/2006..........................     1,150,000     1,150,190
 6.88%, 03/01/2007..........................       575,000       587,721
Norwest Corp.
 7.60%, 05/03/2005..........................     2,400,000     2,531,621
Qwest Capital Funding
 7.75%, 08/15/2006..........................     1,500,000     1,572,374
Salomon Smith Barney Holdings, Inc.
 6.88%, 12/15/2003..........................     1,250,000     1,292,029
 5.88%, 03/15/2006..........................     1,200,000     1,193,615
Sears Roebuck Acceptance Corp.
 6.92%, 10/03/2002..........................       285,000       292,684




See accompanying notes to financial statements

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Intermediate Fixed Income Fund (continued)


                                                        Principal
                                                          Amount        Value
                                                        ----------   -----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Financial Services (continued)
Transamerica Financial Corp.
 7.51%, 04/15/2002 .................................    $  150,000   $   153,694
 6.38%, 06/10/2002 .................................       400,000       407,446
Unilever Capital Corp.
 6.88%, 11/01/2005 .................................       800,000       835,167
                                                                     -----------
                                                                      32,582,628
                                                                     -----------
Industrial - 10.95%
Alcoa, Inc.
 5.88%, 06/01/2006 .................................     1,560,000     1,554,796
AOL Time Warner, Inc.
 6.13%, 04/15/2006 .................................       900,000       901,305
Conoco, Inc.
 6.35%, 04/15/2009 .................................     1,150,000     1,139,985
Enron Corp.
 8.38%, 05/23/2005 .................................     1,960,000     2,096,741
 6.63%, 11/15/2005 .................................     1,580,000     1,598,372
Hewlett-Packard Co.
 7.15%, 06/15/2005 .................................     2,000,000     2,070,608
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 .................................     1,150,000     1,165,205
 7.25%, 01/15/2003 .................................       800,000       824,059
 6.80%, 12/01/2003 .................................       645,000       664,584
Raytheon Co.
 6.45%, 08/15/2002 .................................     2,075,000     2,082,825
TCI Communications, Inc.
 6.38%, 05/01/2003 .................................     2,500,000     2,539,755
Transcontinental Gas Pipeline
 6.13%, 01/15/2005 .................................     2,000,000     2,011,360
Tyco International Group
 6.38%, 02/15/2006 .................................       500,000       505,020
WorldCom, Inc.
 6.40%, 08/15/2005 .................................     1,120,000     1,099,647
 8.00%, 05/15/2006 .................................     2,425,000     2,516,406
                                                                     -----------
                                                                      22,770,668
                                                                     -----------
Retail - 3.40%
Dayton Hudson Corp.
 7.50%, 07/15/2006 .................................     1,975,000     2,102,223
Home Depot, Inc.
 6.50%, 09/15/2004 .................................     2,575,000     2,668,344
Wal-Mart Stores, Inc.
 6.55%, 08/10/2004 .................................     2,200,000     2,289,008
                                                                     -----------
                                                                       7,059,575
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $69,821,194) ...........                  69,972,015
                                                                     -----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Intermediate Fixed Income Fund (continued)





                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
U.S. Government Securities - 27.34%
U.S. Government Agency Obligations - 22.83%
Federal Home Loan Bank - 1.34%
 6.09%, 12/23/2002 ................................    $   500,000   $   512,017
 5.77%, 02/03/2004 ................................        840,000       856,854
 7.70%, 09/20/2004 ................................        400,000       430,177
 5.49%, 12/22/2008 ................................      1,010,000       981,742
                                                                     -----------
                                                                       2,780,790
                                                                     -----------
Federal Home Loan Mortgage Corporation - 14.88%
 5.99%, 12/01/2003 ................................      1,650,000     1,691,591
 6.65%, 03/10/2004 ................................        500,000       520,816
 5.25%, 01/15/2006 ................................      6,470,000     6,408,393
 5.75%, 04/15/2008 ................................     22,455,000    22,319,327
                                                                     -----------
                                                                      30,940,127
                                                                     -----------
Federal National Mortgage Association - 3.03%
 5.50%, 02/15/2006 ................................      2,000,000     1,999,518
 6.38%, 06/15/2009 ................................      4,204,000     4,298,569
                                                                     -----------
                                                                       6,298,087
                                                                     -----------
Financing Corp. Coupon Strip - 0.18%
 0.00%, 04/06/2002* ...............................        375,000       363,492
                                                                     -----------
Federal National Mortgage Association Principal
Strip - 0.87%
 0.00%, 02/15/2008* ...............................      2,710,000     1,811,088
                                                                     -----------
Guaranteed Export Trust - 0.44%
 6.13%, 06/15/2004 ................................        176,471       179,131
 6.28%, 06/15/2004 ................................        194,118       197,616
 6.55%, 06/15/2004 ................................        529,405       541,139
                                                                     -----------
                                                                         917,886
                                                                     -----------
Resolution Funding Strip - 2.09%
 0.00%, 10/15/2008* ...............................      3,900,000     2,610,910
 0.00%, 04/15/2009* ...............................      2,690,000     1,740,077
                                                                     -----------
                                                                       4,350,987
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $46,154,149) ...............................                   47,462,457
                                                                     -----------
U.S. Government Obligations - 4.51%
U.S. Treasury Notes - 4.51%
 11.88%, 11/15/2003 ...............................      1,260,000     1,467,095
  7.88%, 11/15/2004 ...............................      3,215,000     3,521,676
 12.00%, 05/15/2005 ...............................      2,685,000     3,350,603
  7.00%, 07/15/2006 ...............................        960,000     1,041,839
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,006,897) .                    9,381,213
                                                                     -----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Intermediate Fixed Income Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations - 36.12%
Federal Home Loan Mortgage Corporation - 30.13%
 6.00%, 09/15/2010 ................................    $ 1,000,000   $ 1,005,135
 6.25%, 05/15/2019 ................................        527,848       531,166
 6.00%, 07/15/2019 ................................        931,497       938,544
 5.50%, 10/15/2019 ................................      1,800,000     1,789,209
 5.75%, 02/15/2020 ................................      1,750,000     1,746,835
 6.00%, 05/15/2020 ................................      1,550,000     1,567,228
 6.00%, 12/15/2020 ................................      3,028,000     3,055,540
 5.50%, 01/15/2021 ................................      3,825,000     3,803,829
 6.50%, 01/25/2021 ................................      1,925,513     1,939,078
 5.25%, 02/15/2021 ................................      2,000,000     1,970,164
 5.50%, 04/15/2021 ................................      6,900,000     6,836,597
 6.00%, 04/15/2021 ................................      4,050,000     4,080,954
 5.75%, 11/18/2021 ................................        300,000       300,214
 6.00%, 02/15/2022 ................................      1,000,000     1,005,115
 6.00%, 03/15/2022 ................................      3,571,900     3,592,446
 6.50%, 04/15/2022 ................................        500,000       511,217
 6.50%, 11/15/2022 ................................      1,000,000     1,023,388
 6.20%, 01/15/2023 ................................      1,500,000     1,509,352
 5.75%, 02/15/2023 ................................      1,600,000     1,567,880
 5.50%, 07/15/2023 ................................      3,300,000     3,202,661
 5.75%, 09/15/2023 ................................      2,000,000     1,978,930
 7.00%, 01/15/2024 ................................      1,300,000     1,334,177
 5.50%, 03/15/2024 ................................      3,500,000     3,407,626
 5.75%, 03/15/2024 ................................      2,000,000     1,980,110
 6.50%, 06/15/2024 ................................      1,500,000     1,511,137
 6.00%, 09/15/2024 ................................      1,025,000     1,033,492
 6.00%, 02/15/2025 ................................      2,500,000     2,471,829
 6.00%, 12/15/2025 ................................      2,550,000     2,488,022
 6.00%, 12/15/2026 ................................      1,000,000       990,315
 6.00%, 02/15/2027 ................................      2,000,000     1,966,913
 5.75%, 01/15/2028 ................................      1,523,624     1,507,207
                                                                     -----------
                                                                      62,646,310
                                                                     -----------
Federal National Mortgage Association - 5.99%
 6.00%, 04/01/2009 ................................          6,838         6,822
 9.00%, 05/25/2018 ................................         47,201        49,800
 6.25%, 07/25/2019 ................................        332,190       334,434
 5.50%, 07/25/2020 ................................      1,850,000     1,837,873
 5.50%, 08/25/2021 ................................        539,816       541,120
 5.75%, 11/18/2021 ................................      3,300,000     3,306,353
 5.75%, 09/18/2022 ................................        950,000       932,647
 6.25%, 01/25/2023 ................................      2,000,000     2,024,890
 6.00%, 03/25/2025 ................................      1,500,000     1,474,598
 5.75%, 03/25/2027 ................................      2,000,000     1,955,530
                                                                     -----------
                                                                      12,464,067
                                                                     -----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Intermediate Fixed Income Fund (continued)


                                                                        Value
                                                                       ---------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $73,987,964) ................................                $ 75,110,377
                                                                    ------------
TOTAL FIXED INCOME SECURITIES - 97.45% (Cost
$199,658,992)(1)....................................                 202,624,371
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.55% ...                   5,299,774
                                                                    ------------
NET ASSETS - 100.00% ...............................                $207,924,145
                                                                    ============
(1) Aggregate cost for federal income tax purposes is
    $199,658,992 and net unrealized appreciation is as
    follows:
      Gross unrealized appreciation.................                $  3,416,695
      Gross unrealized depreciation.................                    (451,316)
                                                                    ------------
      Net unrealized appreciation...................                $  2,965,379
                                                                    ============


*Zero coupon bond



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Fixed Income Fund

                                                          Principal
                                                           Amount        Value
                                                          ---------   ----------
FIXED INCOME SECURITIES - 98.23%
Corporate Bonds - 30.53%
Bank & Insurance - 4.04%
NationsBank Corp.
 6.38%, 05/15/2005 ...................................    $ 250,000   $  253,850
 7.50%, 09/15/2006 ...................................      300,000      317,183
U.S. Bank, NA Minnesota
 6.50%, 02/01/2008 ...................................      550,000      547,457
Wells Fargo & Co.
 6.25%, 04/15/2008 ...................................      105,000      103,386
                                                                      ----------
                                                                       1,221,876
                                                                      ----------
Financial Services - 15.28%
American General Finance Corp
 5.91%, 06/12/2006 ...................................      515,000      513,049
Beneficial Corp.
 6.75%, 07/20/2004 ...................................      100,000      103,182
 6.94%, 12/15/2006 ...................................      100,000      103,025
Citigroup, Inc.
 7.25%, 10/01/2010 ...................................      770,000      802,315
Ford Motor Credit Co.
 6.88%, 02/01/2006 ...................................      430,000      436,054
 6.38%, 11/05/2008 ...................................      300,000      288,517
General Motors Acceptance Corp.
 6.75%, 01/15/2006 ...................................       50,000       50,822
 6.13%, 01/22/2008 ...................................      575,000      552,920
Household Finance Corp.
 7.88%, 03/01/2007 ...................................      210,000      224,508
 7.65%, 05/15/2007 ...................................      100,000      105,834
Lehman Brothers, Inc.
 7.63%, 06/01/2006 ...................................       80,000       84,225
Merrill Lynch & Co., Inc.
 6.00%, 02/17/2009 ...................................      150,000      144,944
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/2007 ...................................      275,000      281,084
Qwest Capital Funding
 7.75%, 08/15/2006 ...................................      290,000      303,992
Sears Roebuck Acceptance Corp.
 6.25%, 01/15/2004 ...................................       50,000       50,324
 6.13%, 01/15/2006 ...................................      100,000       98,489
 6.70%, 11/15/2006 ...................................      400,000      401,964
Transamerica Financial Corp.
 7.51%, 04/15/2002 ...................................       75,000       76,847
                                                                      ----------
                                                                       4,622,095
                                                                      ----------
Industrial - 10.40%
Alcoa, Inc.
 6.50%, 06/01/2011 ...................................      230,000      229,097
AOL Time Warner, Inc.
 6.13%, 04/15/2006 ...................................      125,000      125,181
Conoco, Inc.
 6.35%, 04/15/2009 ...................................      250,000      247,823
Enron Corp.
 6.63%, 11/15/2005 ...................................      450,000      455,233


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Fixed Income Fund (continued)


                                                         Principal
                                                           Amount        Value
                                                         ----------   ----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial (continued)
Northwest Pipeline Corp.
 6.63%, 12/01/2007 ..................................    $  540,000   $  530,938
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 ..................................       175,000      177,314
 6.80%, 12/01/2003 ..................................        50,000       51,518
Raytheon Co.
 6.30%, 03/15/2005 ..................................       375,000      368,255
TCI Communications, Inc.
 6.88%, 02/15/2006 ..................................       300,000      305,244
Tyco International Group
 6.38%, 02/15/2006 ..................................        65,000       65,653
Unilever Capital Corp.
 6.88%, 11/01/2005 ..................................       100,000      104,396
WorldCom, Inc.
 7.50%, 05/15/2011 ..................................       500,000      487,657
                                                                      ----------
                                                                       3,148,309
                                                                      ----------
Retail - 0.81%
Target Corp.
 7.50%, 08/15/2010 ..................................       230,000      245,922
                                                                      ----------
TOTAL CORPORATE BONDS (Cost $9,228,897) .............                  9,238,202
                                                                      ----------
U.S. Government Securities - 28.45%
U.S. Government Agency Obligations - 26.40%
Federal Home Loan Mortgage Corporation - 1.97%
 5.75%, 04/15/2008 ..................................       600,000      596,375
                                                                      ----------
Federal National Mortgage Association - 17.71%
 6.38%, 06/15/2009 ..................................     5,240,000    5,357,874
                                                                      ----------
Financing Corp. Coupon Strip - 0.47%
 0.00%, 04/05/2019* .................................       455,000      140,435
                                                                      ----------
Guaranteed Export Trust - 0.07%
 6.13%, 06/15/2004 ..................................        21,176       21,496
                                                                      ----------
Resolution Funding Strip - 5.33%
 0.00%, 04/15/2016* .................................     2,345,000      944,793
 0.00%, 04/15/2017* .................................       250,000       94,231
 0.00%, 05/11/2018* .................................     1,750,000      573,358
                                                                      ----------
                                                                       1,612,382
                                                                      ----------
Tennessee Valley Authority - 0.85%
 6.25%, 12/15/2017 ..................................       260,000      257,825
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $8,094,001)..................................                  7,986,387
                                                                      ----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Fixed Income Fund (continued)


                                                        Principal
                                                          Amount        Value
                                                        ----------   -----------
FIXED INCOME SECURITIES (continued)
U.S. Government Securities (continued)
U.S. Government Obligations - 2.05%
U.S. Treasury Notes
 7.50%, 11/15/2016 .................................    $  532,000   $   619,581
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $535,096) ....                     619,581
                                                                     -----------
Collateralized Mortgage Obligations - 39.25%
Federal Home Loan Mortgage Corporation - 32.15%
  6.00%, 02/15/2012.................................       197,799       189,506
  6.50%, 10/15/2019.................................       200,000       202,701
  5.95%, 02/15/2022.................................       500,000       502,903
  5.25%, 10/15/2022.................................       700,000       674,124
  6.50%, 12/15/2022.................................       200,000       201,579
  6.20%, 01/15/2023.................................       100,000       100,623
  5.75%, 02/15/2023.................................       700,000       685,947
  6.00%, 02/15/2023.................................       200,000       200,377
  5.75%, 06/15/2023.................................       550,000       543,221
  5.50%, 09/15/2023.................................       200,000       193,121
  5.75%, 09/15/2023.................................       600,000       593,679
  6.00%, 11/15/2023.................................       100,000        99,288
  6.00%, 12/15/2023.................................       400,000       397,705
  6.00%, 01/15/2024.................................       300,000       297,563
  5.50%, 03/15/2024.................................       700,000       681,525
  5.75%, 03/15/2024.................................       900,000       889,901
  6.00%, 03/15/2024.................................       500,000       495,938
  5.75%, 07/15/2024.................................       200,000       195,985
  6.00%, 11/15/2024.................................       700,000       692,836
  6.75%, 04/15/2025.................................        55,000        55,660
  6.00%, 02/15/2027.................................     1,000,000       971,575
  6.00%, 09/15/2027.................................        35,000        33,846
  6.00%, 11/15/2027.................................       750,000       727,759
  6.10%, 08/15/2028.................................       100,000        99,126
                                                                     -----------
                                                                       9,726,488
                                                                     -----------
Federal National Mortgage Association - 7.10%
  5.75%, 12/25/2022.................................       500,000       487,368
  5.75%, 02/18/2023.................................       500,000       493,142
  6.00%, 01/25/2025.................................       150,000       149,065
  6.00%, 03/25/2025.................................       200,000       196,613
  5.75%, 03/25/2027.................................       200,000       195,553
  6.00%, 04/25/2027.................................       250,000       244,084
  6.00%, 01/25/2028.................................       250,000       238,801
  6.00%, 06/01/2031.................................       145,000       143,550
                                                                     -----------
                                                                       2,148,176
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $11,791,998)................................                  11,874,664
                                                                     -----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Fixed Income Fund (continued)



                                                                        Value
                                                                     -----------
FIXED INCOME SECURITIES (continued)
TOTAL FIXED INCOME SECURITIES - 98.23% (Cost
  $29,649,992)(1)....................................                $29,718,834
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.77% ....                    534,281
                                                                     -----------
NET ASSETS - 100.00% ................................                $30,253,115
                                                                     ===========
(1) Aggregate cost for federal income tax purposes is
    $29,650,856 and net unrealized appreciation is as
    follows:
      Gross unrealized appreciation .................                $   339,661
      Gross unrealized depreciation .................                   (271,683)
                                                                     -----------
      Net unrealized appreciation ...................                $    67,978
                                                                     ===========
*Zero coupon bond




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund


                                                   Shares       Value
                                                   ------    -----------
COMMON STOCKS - 59.62%
Business Equipment and Services - 0.39%
Automatic Data Processing, Inc.................    14,400    $   715,680
                                                             -----------
Capital Goods - 3.37%
Cooper Industries, Inc.........................    12,800        506,752
Emerson Electric Co............................    16,600      1,004,300
PPG Industries, Inc............................    16,900        888,433
Tyco International, Ltd........................    69,096      3,765,732
                                                             -----------
                                                               6,165,217
                                                             -----------
Consumer Durables - 0.83%
Ford Motor Co..................................    36,065        885,396
General Motors Corp............................     9,900        637,065
                                                             -----------
                                                               1,522,461
                                                             -----------
Consumer Non-Durables - 3.53%
Anheuser-Busch Cos., Inc.......................    15,600        642,720
Eastman Kodak Co...............................     6,700        312,756
PepsiCo, Inc...................................    27,800      1,228,760
Philip Morris Cos., Inc........................    54,800      2,781,100
Procter & Gamble Co............................    11,800        752,840
Sara Lee Corp..................................    39,900        755,706
                                                             -----------
                                                               6,473,882
                                                             -----------
Consumer Services - 1.67%
AOL Time Warner, Inc...........................    30,100      1,595,300
Disney (Walt) Co...............................    28,800        832,032
Knight-Ridder, Inc.............................    10,700        634,510
                                                             -----------
                                                               3,061,842
                                                             -----------
Energy - 3.79%
BP Plc.........................................    23,622      1,177,557
Burlington Resources, Inc......................     9,750        389,513
Chevron Corp...................................    10,200        923,100
Exxon Mobil Corp...............................    21,053      1,838,980
Royal Dutch Petroleum Co.......................    11,000        640,970
Schlumberger, Ltd..............................    15,900        837,135
Texaco, Inc....................................    17,100      1,138,860
                                                             -----------
                                                               6,946,115
                                                             -----------
Financial Services - 11.32%
American International Group, Inc..............    25,977      2,234,022
Bank of America Corp...........................    41,226      2,474,797
Bank One Corp..................................    13,200        472,560
Chubb Corp.....................................    16,000      1,238,880
Citigroup, Inc.................................    91,432      4,831,267
Federal National Mortgage Association..........    47,800      4,070,170
First Union Corp...............................    23,200        810,608
J.P. Morgan Chase & Co., Inc...................    78,216      3,488,434
U.S. Bancorp...................................    48,637      1,108,437
                                                             -----------
                                                              20,729,175
                                                             -----------
Health Care - 8.95%
Baxter International, Inc......................    29,800      1,460,200
Bristol-Myers Squibb Co........................    27,300      1,427,790




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS (continued)
Health Care - (continued)
HCA Healthcare Corp. ...................................    13,125   $   593,119
Johnson & Johnson ......................................    48,778     2,438,900
Lilly (Eli) & Co. ......................................    22,400     1,657,600
Merck & Co., Inc. ......................................    33,000     2,109,030
Pfizer, Inc. ...........................................    75,175     3,010,759
Pharmacia Corp. ........................................    21,900     1,006,305
Schering-Plough Corp. ..................................    43,100     1,561,944
UnitedHealth Group, Inc. ...............................    18,350     1,133,112
                                                                     -----------
                                                                      16,398,759
                                                                     -----------
Multi-Industry - 3.32%
General Electric Co. ...................................    99,700     4,860,375
Honeywell International, Inc. ..........................    12,175       426,003
Minnesota Mining & Manufacturing Co. ...................     6,900       787,290
                                                                     -----------
                                                                       6,073,668
                                                                     -----------
Raw Materials - 1.28%
Alcoa, Inc. ............................................    23,600       929,840
Dow Chemical Co. .......................................    19,700       655,025
Dupont (E.I.) de Nemours & Co. .........................    15,785       761,468
                                                                     -----------
                                                                       2,346,333
                                                                     -----------
Retail - 3.53%
Albertson's, Inc. ......................................    33,350     1,000,166
Costco Wholesale Corp.* ................................    15,400       632,632
Kroger Co. .............................................    14,500       362,500
May Department Stores Co. ..............................    22,625       775,132
Penney (J.C.) Co., Inc. ................................    17,200       453,392
Sears, Roebuck & Co. ...................................     7,200       304,632
The Home Depot, Inc. ...................................    14,100       656,355
Walgreen Co. ...........................................    25,900       884,485
Wal-Mart Stores, Inc. ..................................    28,600     1,395,680
                                                                     -----------
                                                                       6,464,974
                                                                     -----------
Shelter - 0.48%
Georgia-Pacific Group ..................................    12,600       426,510
Kimberly-Clark Corp. ...................................     8,100       452,790
                                                                     -----------
                                                                         879,300
                                                                     -----------
Technology - 12.14%
ADC Telecommunications, Inc.* ..........................    10,900        71,940
Agilent Technologies, Inc.* ............................     9,943       323,147
Applied Materials, Inc.* ...............................    13,200       648,120
BMC Software, Inc.* ....................................    15,700       353,878
Cisco Systems, Inc.* ...................................    78,100     1,421,420
Compaq Computer Corp. ..................................    58,934       912,888
Comverse Technology, Inc.* .............................     3,800       216,980
Conexant Systems, Inc.* ................................     3,700        33,115
Dell Computer Corp.* ...................................    18,300       478,545
EMC Corp.* .............................................    39,300     1,141,665
Hewlett-Packard Co. ....................................    48,300     1,381,380
Intel Corp. ............................................    89,700     2,623,725
International Business Machines Corp. ..................    33,200     3,751,600
JDS Uniphase Corp.* ....................................    17,200       215,000
Lucent Technologies, Inc. ..............................    38,828       240,734


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                            Shares      Value
                                                            ------   -----------
COMMON STOCKS (continued)
Technology (continued)
McDATA Corp.-A* ........................................     1,306   $    22,920
Microsoft Corp.* .......................................    51,200     3,737,600
Motorola, Inc. .........................................    67,850     1,123,596
Nortel Networks Corp. ..................................    24,300       220,887
Novellus Systems, Inc.* ................................     5,400       306,666
Parametric Technology Corp.* ...........................    31,300       437,887
Solectron Corp.* .......................................    17,500       320,250
Sun Microsystems, Inc.* ................................    41,500       652,380
Teradyne, Inc.* ........................................     3,200       105,920
Texas Instruments, Inc. ................................    27,800       875,700
VERITAS Software Corp.* ................................     9,239       614,671
                                                                     -----------
                                                                      22,232,614
                                                                     -----------
Transportation - 0.47%
AMR Corp.* .............................................    11,000       397,430
CSX Corp. ..............................................    12,800       463,872
                                                                     -----------
                                                                         861,302
                                                                     -----------
Utilities - 4.55%
AT & T Corp. ...........................................    25,225       554,950
El Paso Corporation ....................................    11,700       614,718
Entergy Corp. ..........................................    13,400       514,426
Exelon Corp. ...........................................    13,512       866,389
SBC Communications, Inc. ...............................    52,434     2,100,506
Verizon Communications, Inc. ...........................    32,342     1,730,297
Vodafone Group Plc .....................................    47,000     1,050,450
WorldCom, Inc.- MCI Group* .............................     2,100        33,810
WorldCom, Inc.- Worldcom Group* ........................    52,513       745,685
Xilinx, Inc.* ..........................................     2,900       119,596
                                                                     -----------
                                                                       8,330,827
                                                                     -----------
TOTAL COMMON STOCKS (Cost $103,863,692) ................             109,202,149
                                                                     -----------
                                                          Principal
                                                            Amount       Value
                                                          ----------   ---------
FIXED INCOME SECURITIES - 38.77%
Corporate Bonds - 10.59%
Bank and Insurance - 1.52%
Bank of America Corp.
 6.63%, 10/15/2007 ...................................    $  250,000     252,122
NationsBank Corp.
 7.50%, 09/15/2006 ...................................       275,000     290,751
 6.38%, 02/15/2008 ...................................       875,000     862,756
U.S. Bancorp
 6.50%, 02/01/2008 ...................................     1,295,000   1,289,013
Wells Fargo & Co.
 6.25%, 04/15/2008 ...................................       100,000      98,463
                                                                       ---------
                                                                       2,793,105
                                                                       ---------
Financial Services - 5.41%
American General Finance Corp.
 5.91%, 06/12/2006 ...................................       600,000     597,727
Beneficial Corp.
 6.96%, 02/13/2006 ...................................       150,000     155,093
 6.94%, 12/15/2006 ...................................       100,000     103,025

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                         Principal
                                                          Amount         Value
                                                        -----------   ----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Financial Services (continued)
Citigroup, Inc.
 7.25%, 10/01/2010 .................................    $ 2,000,000   $2,083,936
Ford Motor Credit Co.
 6.55%, 07/07/2003 .................................        125,000      127,870
 6.88%, 02/01/2006 .................................        310,000      314,365
 6.38%, 11/05/2008 .................................        715,000      687,632
 7.38%, 10/28/2009 .................................        500,000      508,170
General Motors Acceptance Corp.
 6.15%, 04/05/2007 .................................      1,640,000    1,603,077
Household Finance Corp.
 6.50%, 01/24/2006 .................................        140,000      142,028
 6.88%, 03/01/2007 .................................        700,000      715,487
 7.65%, 05/15/2007 .................................        200,000      211,668
Lehman Brothers, Inc.
 7.63%, 06/01/2006 .................................        520,000      547,461
Merrill Lynch & Co., Inc.
 6.00%, 07/15/2005 .................................         25,000       25,030
 6.00%, 02/17/2009 .................................        240,000      231,911
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/2007 .................................        720,000      735,929
Qwest Capital Funding
 7.75%, 08/15/2006 .................................        700,000      733,774
Sears Roebuck Acceptance Corp.
 6.90%, 08/01/2003 .................................        115,000      117,717
 6.13%, 01/15/2006 .................................         50,000       49,244
Transamerica Corp.
 6.75%, 11/15/2006 .................................        190,000      194,222
Transamerica Financial Corp.
 7.51%, 04/15/2002 .................................         30,000       30,739
                                                                      ----------
                                                                       9,916,105
                                                                      ----------
Industrial - 3.31%
Alcoa, Inc.
 6.50%, 06/01/2011 .................................        490,000      488,076
AOL Time Warner, Inc.
 6.13%, 04/15/2006 .................................        315,000      315,457
Conoco, Inc.
 6.35%, 04/15/2009 .................................        230,000      227,997
Enron Corp.
 6.63%, 11/15/2005 .................................        725,000      733,430
 6.40%, 07/15/2006 .................................        150,000      149,831
Northwest Pipeline Corp.
 6.63%, 12/01/2007 .................................        750,000      737,414
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 .................................         40,000       40,529
 8.25%, 10/15/2003 .................................         75,000       79,365
 6.80%, 12/01/2003 .................................         30,000       30,911
 6.38%, 02/01/2006 .................................         25,000       24,974
Raytheon Co.
 6.30%, 03/15/2005 .................................        725,000      711,960
 6.15%, 11/01/2008 .................................         85,000       78,772


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                       -----------   -----------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial (continued)
TCI Communications, Inc.
 6.88%, 02/15/2006 ................................    $   395,000   $   401,905
Transcontinental Gas Pipeline
 6.13%, 01/15/2005 ................................        240,000       241,363
 6.25%, 01/15/2008 ................................        400,000       395,544
Tyco International Group
 6.38%, 02/15/2006 ................................        195,000       196,958
Unilever Capital Corp.
 6.88%, 11/01/2005 ................................        400,000       417,583
WorldCom, Inc.
 7.50%, 05/15/2011 ................................        800,000       780,252
                                                                     -----------
                                                                       6,052,321
                                                                     -----------
Retail - 0.35%
Target Corp.
 7.50%, 08/15/2010 ................................        600,000       641,535
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $19,355,565) ..........                   19,403,066
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 28.18%
U.S. Government Agency Obligations - 12.25%
Aid-Israel - 0.14%
 0.00%, 08/15/2012** ..............................        495,000       252,098
                                                                     -----------
Federal Home Loan Bank - 1.61%
 5.49%, 12/22/2008 ................................      3,025,000     2,940,367
                                                                     -----------
Federal National Mortgage Association - 8.23%
 6.38%, 06/15/2009 ................................     14,741,000    15,072,599
                                                                     -----------
Financing Corp. Strip - 0.81%
 0.00%, 04/06/2018** ..............................      2,587,000       853,565
 0.00%, 05/11/2018** ..............................      1,000,000       327,633
 0.00%, 04/05/2019** ..............................        965,000       297,846
                                                                     -----------
                                                                       1,479,044
                                                                     -----------
Resolution Funding Strip - 1.38%
 0.00%, 04/15/2016** ..............................      6,290,000     2,534,222
                                                                     -----------
Tennessee Valley Authority - 0.08%
 6.25%, 12/15/2017 ................................        155,000       153,703
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $22,328,944) ...............................                   22,432,033
                                                                     -----------
Collateralized Mortgage Obligations - 15.93%
Federal Home Loan Mortgage Corporation - 11.18%
 6.00%, 02/15/2012 ................................        603,287       577,994
 6.25%, 05/15/2019 ................................         52,785        53,116
 6.50%, 10/15/2019 ................................        185,000       187,498
 5.50%, 04/15/2021 ................................      1,200,000     1,189,280
 6.00%, 09/15/2021 ................................        500,000       503,708
 6.50%, 09/15/2021 ................................        500,000       505,952
 5.95%, 11/15/2021 ................................        300,000       300,225
 6.50%, 11/15/2021 ................................        300,000       304,172


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                        Principal
                                                          Amount        Value
                                                        ----------   -----------
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corporation (continued)
 5.95%, 02/15/2022 .................................    $  700,000   $   704,064
 6.00%, 05/15/2022 .................................       450,000       446,906
 5.25%, 10/15/2022 .................................     1,000,000       963,035
 6.50%, 11/15/2022 .................................       400,000       405,114
 7.00%, 01/15/2023 .................................       150,000       153,624
 5.75%, 02/15/2023 .................................     1,000,000       979,925
 6.00%, 02/15/2023 .................................       193,000       193,364
 5.75%, 06/15/2023 .................................       800,000       790,140
 5.50%, 09/15/2023 .................................       500,000       482,803
 5.75%, 09/15/2023 .................................       680,000       672,836
 6.00%, 11/15/2023 .................................     1,050,000     1,042,529
 6.00%, 12/15/2023 .................................     1,180,000     1,171,939
 5.50%, 01/15/2024 .................................     1,500,000     1,449,998
 6.00%, 01/15/2024 .................................       400,000       396,750
 5.50%, 03/15/2024 .................................     1,300,000     1,265,690
 5.75%, 03/15/2024 .................................     1,000,000       988,907
 5.50%, 04/15/2024 .................................       500,000       484,783
 5.75%, 07/15/2024 .................................       900,000       881,933
 6.00%, 11/15/2024 .................................     1,142,000     1,130,312
 6.75%, 04/15/2025 .................................        47,000        47,564
 6.00%, 06/15/2025 .................................       500,000       493,182
 5.75%, 11/15/2025 .................................       225,000       222,961
 6.25%, 01/15/2027 .................................       392,935       392,151
 6.00%, 02/15/2027 .................................       275,000       268,965
 6.25%, 04/15/2027 .................................        32,074        31,670
 6.00%, 09/15/2027 .................................       100,000        96,701
 6.00%, 11/15/2027 .................................       500,000       485,172
 6.50%, 02/15/2029 .................................       221,343       223,223
                                                                     -----------
                                                                      20,488,186
                                                                     -----------
Federal National Mortgage Association - 4.56%
 6.75%, 11/25/2000 .................................       100,000       102,086
 6.50%, 04/25/2022 .................................       379,000       384,706
 6.50%, 07/18/2022 .................................       450,000       459,958
 6.00%, 07/25/2022 .................................        50,000        50,176
 6.50%, 07/25/2022 .................................       350,000       355,616
 5.75%, 12/25/2022 .................................     1,450,000     1,413,366
 5.75%, 02/18/2023 .................................     1,000,000       986,285
 6.00%, 05/25/2025 .................................       950,000       936,933
 6.50%, 05/25/2026 .................................     1,000,000       977,685
 6.00%, 04/25/2027 .................................       500,000       488,167
 6.00%, 10/25/2027 .................................       410,000       405,900
 6.00%, 02/25/2028 .................................     1,500,000     1,441,928
 6.00%, 02/25/2029 .................................       360,000       355,823
                                                                     -----------
                                                                       8,358,629
                                                                     -----------




See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Balanced Fund (continued)

                                                        Principal
                                                         Amount         Value
                                                        ---------   ------------
Collateralized Mortgage Obligations (continued)
Government National Mortgage Association - 0.19%
 6.00%, 11/20/2025 .................................    $ 350,000  $    346,048
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $28,902,819) ................................                 29,192,863
                                                                   ------------
TOTAL FIXED INCOME SECURITIES (Cost $70,587,328) ...                 71,027,962
                                                                   ------------
TOTAL INVESTMENTS - 98.39% (Cost $174,451,020)(1)...                180,230,111
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.61% ...                  2,943,256
                                                                   ------------
NET ASSETS - 100.00% ...............................               $183,173,367
                                                                   ============
(1) Aggregate cost for federal income tax purposes is
    $174,579,699 and net unrealized appreciation is as
    follows:
      Gross unrealized appreciation ................               $ 18,824,302
      Gross unrealized depreciation ................                (13,173,890)
                                                                   ------------
      Net unrealized appreciation ..................               $  5,650,412
                                                                   ============


*Non-dividend paying stock
**Zero coupon bond



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Equity Investment Fund

                                                   Shares       Value
                                                  -------    -----------
COMMON STOCKS - 98.79%
Business Equipment and Services - 0.63%
Automatic Data Processing, Inc................     30,700    $ 1,525,790
                                                             -----------
Capital Goods - 5.47%
Cooper Industries, Inc........................     24,800        981,832
Emerson Electric Co...........................     36,300      2,196,150
PPG Industries, Inc...........................     34,900      1,834,693
Tyco International, Ltd.......................    149,100      8,125,950
                                                             -----------
                                                              13,138,625
                                                             -----------
Consumer Durables - 1.35%
Ford Motor Co.................................     72,160      1,771,528
General Motors Corp...........................     22,700      1,460,745
                                                             -----------
                                                               3,232,273
                                                             -----------
Consumer Non-Durables - 5.75%
Anheuser-Busch Cos., Inc......................     38,300      1,577,960
Eastman Kodak Co..............................     10,050        469,134
PepsiCo, Inc..................................     57,950      2,561,390
Philip Morris Cos., Inc.......................    118,700      6,024,025
Procter & Gamble Co...........................     23,900      1,524,820
Sara Lee Corp.................................     87,800      1,662,932
                                                             -----------
                                                              13,820,261
                                                             -----------
Consumer Services - 2.84%
AOL Time Warner, Inc..........................     68,400      3,625,200
Disney (Walt) Co..............................     60,025      1,734,122
Knight-Ridder, Inc............................     24,800      1,470,640
                                                             -----------
                                                               6,829,962
                                                             -----------
Energy - 6.32%
BP Plc........................................     51,550      2,569,768
Burlington Resources, Inc.....................     20,200        806,990
Chevron Corp..................................     21,000      1,900,500
Exxon Mobil Corp..............................     49,900      4,358,765
Royal Dutch Petroleum Co......................     19,450      1,133,352
Schlumberger, Ltd.............................     35,650      1,876,973
Texaco, Inc...................................     38,200      2,544,120
                                                             -----------
                                                              15,190,468
                                                             -----------
Financial Services - 18.83%
American International Group, Inc.............     56,550      4,863,300
Bank of America Corp..........................     85,525      5,134,066
Bank One Corp.................................     29,500      1,056,100
Chubb Corp....................................     34,280      2,654,300
Citigroup, Inc................................    201,208     10,631,831
Federal National Mortgage Association.........    105,500      8,983,325
First Union Corp..............................     53,100      1,855,314
J.P. Morgan Chase & Co., Inc..................    172,450      7,691,270
U.S. Bancorp..................................    104,029      2,370,821
                                                             -----------
                                                              45,240,327
                                                             -----------
Health Care - 14.90%
Baxter International, Inc.....................     64,400      3,155,600
Bristol-Myers Squibb Co.......................     57,500      3,007,250


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Equity Investment Fund (continued)

                                                           Shares       Value
                                                           -------   -----------
COMMON STOCKS (continued)
Health Care - (continued)
HCA - The Healthcare Corp. ............................     33,850   $ 1,529,682
Johnson & Johnson .....................................    106,360     5,318,000
Lilly (Eli) & Co. .....................................     47,100     3,485,400
Merck & Co., Inc. .....................................     71,995     4,601,200
Pfizer, Inc. ..........................................    163,225     6,537,161
Pharmacia Corp. .......................................     47,300     2,173,435
Schering-Plough Corp. .................................     95,500     3,460,920
UnitedHealth Group, Inc. ..............................     41,000     2,531,750
                                                                     -----------
                                                                      35,800,398
                                                                     -----------
Multi-Industry - 5.43%
General Electric Co. ..................................    215,800    10,520,250
Honeywell International, Inc. .........................     31,500     1,102,185
Minnesota Mining & Mfg. Co. ...........................     12,530     1,429,673
                                                                     -----------
                                                                      13,052,108
                                                                     -----------
Raw Materials - 2.18%
Alcoa, Inc. ...........................................     49,500     1,950,300
Dow Chemical Co. ......................................     42,500     1,413,125
Dupont (E.I.) de Nemours & Co. ........................     38,604     1,862,257
                                                                     -----------
                                                                       5,225,682
                                                                     -----------
Retail - 5.80%
Albertson's, Inc. .....................................     73,800     2,213,262
Costco Wholesale Corp.* ...............................     34,100     1,400,828
Kroger Co. ............................................     31,600       790,000
May Department Stores Co. .............................     44,750     1,533,135
Penney (J.C.), Co., Inc. ..............................     30,000       790,800
Sears, Roebuck & Co. ..................................     13,200       558,492
The Home Depot, Inc. ..................................     35,500     1,652,525
Walgreen Co. ..........................................     58,500     1,997,775
Wal-Mart Stores, Inc. .................................     61,200     2,986,560
                                                                     -----------
                                                                      13,923,377
                                                                     -----------
Shelter - 0.80%
Georgia-Pacific Group .................................     27,900       944,415
Kimberly-Clark Corp. ..................................     17,500       978,250
                                                                     -----------
                                                                       1,922,665
                                                                     -----------
Technology - 20.26%
ADC Telecommunications, Inc.* .........................     25,000       165,000
Agilent Technologies, Inc.* ...........................     17,823       579,247
Applied Materials, Inc.* ..............................     27,500     1,350,250
BMC Software, Inc.* ...................................     32,800       739,312
Cisco Systems, Inc.* ..................................    168,900     3,073,980
Compaq Computer Corp. .................................    134,624     2,085,326
Comverse Technology, Inc. .............................      9,300       531,030
Conexant Systems, Inc.* ...............................     10,000        89,500
Dell Computer Corp.* ..................................     46,000     1,202,900
EMC Corp.* ............................................     83,600     2,428,580
Hewlett-Packard Co. ...................................    108,200     3,094,520
Intel Corp. ...........................................    196,650     5,752,012
International Business Machines Corp. .................     72,100     8,147,300
JDS Uniphase Corp.* ...................................     38,900       486,250
Lucent Technologies, Inc. .............................     91,900       569,780


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                              June 30, 2001
===============================================================================
Equity Investment Fund (continued)

                                                          Shares        Value
                                                          -------   ------------
COMMON STOCKS (continued)
Technology (continued)
McDATA Corp.-A* ......................................      2,815  $     49,403
Microsoft Corp.* .....................................    110,400     8,059,200
Motorola, Inc. .......................................    144,650     2,395,404
Nortel Networks Corp. ................................     55,800       507,222
Novellus System, Inc.* ...............................     12,000       681,480
Parametric Technology Corp.* .........................     70,400       984,896
Solectron Corp. ......................................     38,600       706,380
Sun Microsystems, Inc.* ..............................     94,300     1,482,396
Teradyne, Inc.* ......................................      6,500       215,150
Texas Instruments, Inc. ..............................     61,200     1,927,800
VERITAS Software Corp.* ..............................     16,363     1,088,630
Xilinx, Inc.* ........................................      6,950       286,618
                                                                   ------------
                                                                     48,679,566
                                                                   ------------
Transportation - 0.82%
AMR Corp.* ...........................................     27,500       993,575
CSX Corp. ............................................     27,000       978,480
                                                                   ------------
                                                                      1,972,055
                                                                   ------------
Utilities - 7.41%
AT & T Corp. .........................................     59,300     1,304,600
El Paso Corporation ..................................     25,400     1,334,516
Entergy Corp. ........................................     29,600     1,136,344
Exelon Corp. .........................................     26,612     1,706,361
SBC Communications, Inc. .............................    115,845     4,640,751
Verizon Communications, Inc. .........................     68,762     3,678,767
Vodafone Group Plc ...................................    103,950     2,323,283
WorldCom, Inc. - MCI Group* ..........................      4,502        72,482
WorldCom Group* ......................................    112,550     1,598,210
                                                                   ------------
                                                                     17,795,314
                                                                   ------------
TOTAL COMMON STOCKS - 98.79% (Cost $230,325,497)1 ....              237,348,871
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.21% .....                2,902,230
                                                                   ------------
NET ASSETS - 100.00% .................................             $240,251,101
                                                                   ============
(1) Aggregate cost for federal income tax purposes is
    $230,385,469 and net unrealized appreciation is as
    follows:
      Gross unrealized appreciation...................             $ 40,902,950
      Gross unrealized depreciation...................              (33,939,548)
                                                                   ------------
      Net unrealized appreciation.....................             $  6,963,402
                                                                   ============


*Non-dividend paying stock



See accompanying notes to financial statements

Statements of Assets and Liabilities                              June 30, 2001
===============================================================================

                                                                              McM
                                                              McM        Intermediate        McM                            McM
                                                           Principal         Fixed          Fixed           McM           Equity
                                                          Preservation      Income          Income        Balanced      Investment
                                                              Fund           Fund            Fund           Fund           Fund
                                                          ------------   ------------    -----------    ------------   ------------
Assets:
 Investments in securities at value
   (cost $111,024,326, $199,658,992,
   $29,649,992, $174,451,020 and
   $230,325,497, respectively)........................    $111,024,326   $202,624,371    $29,718,834    $180,230,111   $237,348,871
 Cash-interest bearing accounts.......................          83,887      3,333,667        160,671       2,478,661      3,050,688
 Receivable for securities sold.......................               0      1,008,309        153,453         245,524              0
 Dividends and interest receivable....................         198,657      2,168,039        243,504         635,637        229,885
 Receivable for fund shares sold......................         148,213          4,347        436,156       1,566,545      4,497,080
 Receivable from advisor, net.........................           6,825              0          6,390               0              0
 Other assets.........................................           2,370          3,966          1,347           3,866          5,684
                                                          ------------   ------------    -----------    ------------   ------------
   Total assets.......................................     111,464,278    209,142,699     30,720,355     185,160,344    245,132,208
                                                          ------------   ------------    -----------    ------------   ------------
Liabilities:
 Payable for securities purchased.....................       1,000,000        998,337        149,546         326,491        238,563
 Fund shares redeemed.................................          16,000        126,756        294,874       1,550,138      4,455,083
 Distributions payable................................           9,070              0              0               0              0
 Accrued expenses.....................................          38,200         37,425         22,820          63,102         88,076
 Payable to advisor, net..............................               0         56,036              0          47,246         99,385
                                                          ------------   ------------    -----------    ------------   ------------
   Total liabilities..................................       1,063,270      1,218,554        467,240       1,986,977      4,881,107
                                                          ------------   ------------    -----------    ------------   ------------
Net Assets............................................    $110,401,008   $207,924,145    $30,253,115    $183,173,367   $240,251,101
                                                          ============   ============    ===========    ============   ============
Net Assets Consist of:
 Capital paid-in......................................    $110,402,685   $204,070,127    $30,334,775    $173,514,745   $230,069,390
 Accumulated undistributed net investment income......               0        513,358         75,578         181,237              0
 Accumulated net realized gain (loss) on investments..          (1,677)       375,281       (226,080)      3,698,294      3,158,337
 Net unrealized appreciation on investments...........               0      2,965,379         68,842       5,779,091      7,023,374
                                                          ------------   ------------    -----------    ------------   ------------
                                                          $110,401,008   $207,924,145    $30,253,115    $183,173,367   $240,251,101
                                                          ============   ============    ===========    ============   ============
Net Assets:
 Class McM............................................    $110,401,008   $207,924,145    $28,553,947    $175,681,554   $228,606,266
 Class Z*.............................................             N/A            N/A      1,699,168       7,491,813     11,644,835
                                                          ============   ============    ===========    ============   ============
                                                          $110,401,008   $207,924,145    $30,253,115    $183,173,367   $240,251,101
                                                          ============   ============    ===========    ============   ============
Shares Outstanding:
 Class McM............................................     110,420,851     19,811,848      2,658,603       9,680,101      9,302,537
                                                          ============   ============    ===========    ============   ============
 Class Z*.............................................             N/A            N/A        158,209         412,832        473,912
                                                          ============   ============    ===========    ============   ============
Net asset value and redemption price per share:
 Class McM............................................    $       1.00   $      10.50    $     10.74    $      18.15   $      24.57
                                                          ============   ============    ===========    ============   ============
 Class Z*.............................................             N/A            N/A    $     10.74    $      18.15   $      24.57
                                                          ============   ============    ===========    ============   ============

* Class Z, Fixed Income Fund, commenced operations February 1, 2001. Class Z, Balanced Fund, commenced operations January 25, 2001.
  Class Z, Equity Fund, commenced operations February 1, 2001.



See accompanying notes to financial statements.

Statements of Operations
For the year ended June 30, 2001
===============================================================================

                                                                               McM
                                                               McM        Intermediate        McM                           McM
                                                            Principal         Fixed          Fixed          McM           Equity
                                                           Preservation      Income         Income        Balanced      Investment
                                                               Fund           Fund           Fund*         Fund*           Fund*
                                                           ------------   ------------    ----------    ------------   ------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0,
   $0, $3,491 and $8,798, respectively)................     $        0     $         0    $        0    $  1,453,423   $  3,397,191
 Interest..............................................      5,937,006      11,906,449     1,612,011       4,479,818        122,825
                                                            ----------     -----------    ----------    ------------   ------------
   Total investment income.............................      5,937,006      11,906,449     1,612,011       5,933,241      3,520,016
                                                            ----------     -----------    ----------    ------------   ------------
Expenses:
 Investment advisory fees (Note E).....................        248,869         662,087        88,759         798,192      1,272,322
 Transfer agent fees...................................         78,655          40,341        39,909          87,075        122,228
 Administration fees...................................         45,793          88,388        11,463          87,617        130,428
 Accounting fees.......................................         42,991          65,600        41,210          72,090         75,888
 Legal fees............................................          4,288           7,836           608           7,472         12,852
 Custodian fees........................................         22,937          27,790         5,712          36,584         49,085
 Insurance fees........................................          7,068          16,710         2,350          16,273         25,626
 Registration expenses.................................         15,356          13,755         8,246          12,914         26,396
 Report to shareholder expense.........................          2,458           5,342           535           4,858          7,640
 Auditing fees.........................................         10,000          13,000         8,052          17,295         19,000
 Trustees fees.........................................          5,032          10,046         1,166           9,487         13,934
 Miscellaneous expenses................................            520             521           124               0            599
 12B-1 distribution fees (Class Z).....................              0               0         1,009           4,184          7,765
                                                            ----------     -----------    ----------    ------------   ------------
   Total expenses......................................        483,967         951,416       209,143       1,154,041      1,763,763
 Expenses reimbursed (Note E)..........................       (185,325)         (5,578)      (81,335)        (85,602)        (1,339)
                                                            ----------     -----------    ----------    ------------   ------------
   Net expenses........................................        298,642         945,838       127,808       1,068,439      1,762,424
                                                            ----------     -----------    ----------    ------------   ------------
Net Investment Income..................................      5,638,364      10,960,611     1,484,203       4,864,802      1,757,592
                                                            ----------     -----------    ----------    ------------   ------------
Realized and Unrealized Gain (Loss) on
   Investments:
 Net realized gain on investments                                3,911         793,165       201,762       3,739,430      5,998,712
 Net realized gain on in kind transactions                           0               0             0       1,449,327     10,220,431
 Net change in unrealized appreciation/
    (depreciation) on investments......................              0       8,292,396       930,704     (15,048,926)   (51,035,385)
                                                            ----------     -----------    ----------    ------------   ------------
 Net realized and unrealized gain/(loss) on investments          3,911       9,085,561     1,132,466      (9,860,169)   (34,816,242)
                                                            ----------     -----------    ----------    ------------   ------------
Increase (decrease) in Net Assets from
   Operations..........................................     $5,642,275     $20,046,172    $2,616,669    $ (4,995,367)  $(33,058,650)
                                                            ==========     ===========    ==========    ============   ============

* Class Z, Fixed Income Fund, commenced operations February 1, 2001. Class Z, Balanced Fund, commenced operations January 25, 2001.
  Class Z, Equity Fund, commenced operations February 1, 2001.



See accompanying notes to financial statements.

Statements of Changes in Net Assets
===============================================================================

                                                                                McM Principal                McM Intermediate
                                                                              Preservation Fund              Fixed Income Fund
                                                                         ---------------------------    ---------------------------
                                                                           For the         For the        For the         For the
                                                                         Year Ended      Year Ended      Year Ended     Year Ended
                                                                          06/30/01        06/30/00        06/30/01       06/30/00
                                                                        ------------    ------------    ------------   ------------
Operations:
 Net investment income ..............................................   $  5,638,364    $  3,802,680    $ 10,960,611   $  9,462,001
 Net realized gain (loss) on investments ............................          3,911          (5,588)        793,165       (495,500)
 Net change in unrealized appreciation/
   (depreciation) on investments.....................................              0               0       8,292,396     (3,212,494)
                                                                        ------------    ------------    ------------   ------------
 Increase in net assets .............................................      5,642,275       3,797,092      20,046,172      5,754,007
                                                                        ------------    ------------    ------------   ------------

Dividends and Distributions to Shareholders:
 From net investment income .........................................     (5,656,784)     (3,802,680)    (10,896,569)    (9,472,699)
 From capital gains .................................................              0               0               0       (468,387)
                                                                        ------------    ------------    ------------   ------------
 Total Distributions ................................................     (5,656,784)     (3,802,680)    (10,896,569)    (9,941,086)
                                                                        ------------    ------------    ------------   ------------
Capital Share Transactions - Note C .................................     39,377,432     (14,896,484)     27,952,651     21,913,063
                                                                        ------------    ------------    ------------   ------------
 Total increase (decrease) in net assets ............................     39,362,923     (14,902,072)     37,102,254     17,725,984
Net Assets:
 Beginning of year ..................................................     71,038,085      85,940,157     170,821,891    153,095,907
                                                                        ------------    ------------    ------------   ------------
 End of year (including undistributed net
   investment income of $0, $18,420, $513,358 and $449,316,
   respectively).....................................................   $110,401,008    $ 71,038,085    $207,924,145   $170,821,891
                                                                        ============    ============    ============   ============




See accompanying notes to financial statements.

===============================================================================

                                                    McM Fixed                   McM Balanced                    McM Equity
                                                   Income Fund                      Fund                      Investment Fund
                                            -------------------------    ---------------------------    ---------------------------
                                             For the        For the        For the         For the        For the         For the
                                            Year Ended    Year Ended     Year Ended      Year Ended      Year Ended     Year Ended
                                             06/30/01      06/30/00       06/30/01        06/30/00        06/30/01       06/30/00
                                           -----------    -----------   ------------    ------------    ------------   ------------
Operations:
 Net investment income .................   $ 1,484,203    $ 1,591,576   $  4,864,802    $  4,577,871    $  1,757,592   $  1,819,022
 Net realized gain (loss) on
   investments .........................       201,762       (427,842)     5,188,757       7,441,836      16,219,143     14,580,356
 Net change in unrealized appreciation/
   (depreciation) on investments........       930,704       (358,308)   (15,048,926)     (6,896,156)    (51,035,385)   (10,449,851)
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Increase (decrease) in net assets .....     2,616,669        805,426     (4,995,367)      5,123,551     (33,058,650)     5,949,527
                                           -----------    -----------   ------------    ------------    ------------   ------------
Dividends and Distributions to
   Shareholders:
 From net investment income
   Class McM shares.....................    (1,466,498)    (1,617,916)    (4,857,037)     (4,607,074)     (1,845,952)    (1,830,350)
   Class Z shares*......................       (22,033)             0        (46,425)              0         (21,343)             0
 From capital gains
   Class McM shares.....................             0        (47,400)    (6,494,704)     (2,514,380)    (16,528,195)    (3,847,903)
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Total Distributions ...................    (1,488,531)    (1,665,316)   (11,398,166)     (7,121,454)    (18,395,490)    (5,678,253)
                                           -----------    -----------   ------------    ------------    ------------   ------------
Capital Share Transactions-Class McM -
   Note C ..............................     5,362,700     (4,503,229)    27,049,143      12,448,790      19,059,339     55,659,421
Capital Share Transactions - Class Z -
   Note C ..............................     1,717,448              0      7,451,372               0      12,613,389              0
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Total share transactions ..............     7,080,148     (4,503,229)    34,500,515      12,448,790      31,672,728     55,659,421
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Total increase (decrease) in net
   assets ..............................     8,208,286     (5,363,119)    18,106,982      10,450,887     (19,781,412)    55,930,695
Net Assets:
 Beginning of year .....................    22,044,829     27,407,948    165,066,385     154,615,498     260,032,513    204,101,818
                                           -----------    -----------   ------------    ------------    ------------   ------------
 End of year (including undistributed
   net investment income of $75,578,
   $78,765, $181,237, $219,897, $0 and
   $92,174, respectively) ..............   $30,253,115    $22,044,829   $183,173,367    $165,066,385    $240,251,101   $260,032,513
                                           ===========    ===========   ============    ============    ============   ============

* Class Z, Fixed Income Fund, commenced operations February 1, 2001. Class Z, Balanced Fund, commenced operations January 25, 2001.
  Class Z, Equity Fund, commenced operations February 1, 2001.



See accompanying notes to financial statements.

Financial Highlights
===============================================================================
The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                             McM Principal
                                                                                           Preservation Fund
                                                                   ----------------------------------------------------------------
                                                                    For the       For the       For the      For the       For the
                                                                   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                    06/30/01     06/30/00      06/30/99      06/30/98     06/30/97
                                                                    --------      -------       -------      -------       -------
Net Asset Value, beginning of year.............................     $   1.00      $  1.00       $  1.00      $  1.00       $  1.00
                                                                    --------      -------       -------      -------       -------
 Income from investment operations:
 Net investment income                                                  0.06         0.05          0.05         0.05          0.05
                                                                    --------      -------       -------      -------       -------
   Total from investment operations............................         0.06         0.05          0.05         0.05          0.05
                                                                    --------      -------       -------      -------       -------
 Less Distributions:
 From net investment income....................................        (0.06)       (0.05)        (0.05)       (0.05)        (0.05)
                                                                    --------      -------       -------      -------       -------
   Total distributions                                                 (0.06)       (0.05)        (0.05)       (0.05)        (0.05)
                                                                    --------      -------       -------      -------       -------
Net Asset Value, end of year...................................     $   1.00      $  1.00       $  1.00      $  1.00       $  1.00
                                                                    ========      =======       =======      =======       =======
Total return...................................................        5.88%        5.48%         4.97%        5.41%         5.24%
Ratios/Supplemental Data
 Net assets, end of year (in 000's)............................     $110,401      $71,038       $85,940      $48,184       $32,703
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by
   Advisor.....................................................        0.49%        0.51%         0.61%        0.67%         0.77%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor........................        0.30%        0.30%         0.30%        0.30%         0.30%
 Ratio of net investment income to average net
   assets before reimbursement of expenses by
   Advisor.....................................................        5.47%        5.11%         4.53%        4.92%         4.65%
 Ratio of net investment income to average net
   assets after reimbursement of expenses by
   Advisor.....................................................        5.66%        5.32%         4.84%        5.29%         5.12%
 Portfolio turnover............................................          N/A          N/A           N/A          N/A           N/A




See accompanying notes to financial statements.

===============================================================================
The tables below set forth financial data for a share of beneficial interest outstanding throughout each year presented.

                                                                                           McM Intermediate
                                                                                           Fixed Income Fund
                                                                   ----------------------------------------------------------------
                                                                    For the       For the       For the      For the       For the
                                                                   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                                    06/30/01     06/30/00      06/30/99      06/30/98     06/30/97
                                                                    --------     --------      --------      --------      -------
Net Asset Value, beginning of year.............................     $   9.99     $  10.26      $  10.53      $  10.26      $ 10.17
                                                                    --------     --------      --------      --------      -------
 Income from investment operations:
 Net investment income.........................................         0.60         0.58          0.57          0.60         0.60
 Net realized and unrealized gain (loss) on
   investments.................................................         0.51        (0.23)        (0.23)         0.27         0.11
                                                                    --------     --------      --------      --------      -------
   Total from investment operations............................         1.11         0.35          0.34          0.87         0.71
                                                                    --------     --------      --------      --------      -------
 Less Distributions:
 From net investment income....................................        (0.60)       (0.59)        (0.57)        (0.60)       (0.60)
 From capital gains............................................         0.00        (0.03)        (0.04)         0.00        (0.02)
                                                                    --------     --------      --------      --------      -------
   Total distributions.........................................        (0.60)       (0.62)        (0.61)        (0.60)       (0.62)
                                                                    --------     --------      --------      --------      -------
Net Asset Value, end of year...................................     $  10.50     $   9.99      $  10.26      $  10.53      $ 10.26
                                                                    ========     ========      ========      ========      =======
Total return...................................................       11.37%        3.51%         3.25%         8.68%        7.14%
Ratios/Supplemental Data
 Net assets, end of year (in 000's)............................     $207,924     $170,822      $153,096      $121,710      $93,402
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by
   Advisor.....................................................        0.50%        0.52%         0.52%         0.55%        0.59%
 Ratio of expenses to average net assets after
   reimbursement of expenses by Advisor........................        0.50%        0.50%         0.50%         0.50%        0.50%
 Ratio of net investment income to average net
   assets before reimbursement of expenses by
   Advisor.....................................................        5.79%        5.79%         5.40%         5.74%        5.80%
 Ratio of net investment income to average net
   assets after reimbursement of expenses by
   Advisor.....................................................        5.79%        5.81%         5.42%         5.79%        5.89%
 Portfolio turnover............................................       56.64%       25.34%        40.40%        45.44%       36.02%




See accompanying notes to financial statements.

===============================================================================
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                   McM Fixed
                                                                                  Income Fund
                                                 -------------------------------------------------------------------------------
                                                 For the        For the       For the       For the       For the      For the
                                                Year Ended   Period Ended    Year Ended   Year Ended    Year Ended    Year Ended
                                                 06/30/01       6/30/01*      06/30/00      06/30/99      06/30/98     06/30/97
                                                ----------   ------------    ----------   ----------    ----------    ----------
                                                Class McM       Class Z      Class McM     Class McM     Class McM    Class McM
                                                ----------   ------------    ----------   ----------    ----------    ----------
Net Asset Value, beginning of period........     $ 10.23       $   10.87     $   10.52     $   10.89     $   10.44    $   10.33
                                                 -------       ---------     ---------     ---------     ---------    ---------
 Income from investment operations:
 Net investment income......................        0.62            0.24          0.63          0.61          0.62         0.65
 Net realized and unrealized gain (loss) on
   investments..............................        0.52           (0.13)        (0.27)        (0.35)         0.47         0.12
                                                 -------       ---------     ---------     ---------     ---------    ---------
   Total from investment operations                 1.14            0.11          0.36          0.26          1.09         0.77
                                                 -------       ---------     ---------     ---------     ---------    ---------
 Less Distributions:
 From net investment income.................       (0.63)          (0.24)        (0.63)        (0.61)        (0.62)       (0.65)
 From capital gains.........................        0.00            0.00         (0.02)        (0.02)        (0.02)       (0.01)
                                                 -------       ---------     ---------     ---------     ---------    ---------
   Total distributions                             (0.63)          (0.24)        (0.65)        (0.63)        (0.64)       (0.66)
                                                 -------       ---------     ---------     ---------     ---------    ---------
Net Asset Value, end of period..............     $ 10.74       $   10.74     $   10.23     $   10.52     $   10.89    $   10.44
                                                 =======       =========     =========     =========     =========    =========
Total return (a)............................      11.38%           1.03%         3.52%         2.34%        10.71%        7.72%
Ratios/Supplemental Data
 Net assets, end of period (in 000's).......     $28,554       $   1,699     $  22,045     $  27,408     $  22,202    $   9,565
 Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor......................       0.82%           1.07%         0.76%         0.93%         1.17%        1.57%
 Ratio of expenses to average net assets
   after
   reimbursement of expenses by Advisor.....       0.50%           0.75%         0.50%         0.50%         0.50%        0.50%
 Ratio of net investment income to average
   net assets before reimbursement of
   expenses by Advisor......................       5.53%           5.28%         5.71%         5.16%         5.26%        5.25%
 Ratio of net investment income to average
   net assets after reimbursement of
   expenses by Advisor......................       5.85%           5.60%         5.97%         5.59%         5.93%        6.32%
 Portfolio turnover.........................      58.66%          58.66%        27.59%        29.32%        58.22%       32.46%


*The McM Fixed Income Fund, Class Z shares, commenced operations on February
 1, 2001.
(a)Total return represents aggregate total return for period indicated.



See accompanying notes to financial statements.

===============================================================================
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                     McM Balanced
                                                                                         Fund
                                                    -------------------------------------------------------------------------------
                                                     For the       For the        For the       For the      For the       For the
                                                   Year Ended    Period Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                    06/30/01      06/30/01*      06/30/00      06/30/99      06/30/98     06/30/97
                                                   ----------    ------------   ----------    ----------    ----------   ----------
                                                    Class McM      Class Z       Class McM     Class McM    Class McM     Class McM
                                                   ----------    ------------   ----------    ----------    ----------   ----------
Net Asset Value, beginning of period ...........    $  19.93       $  19.26      $  20.15      $  18.12      $ 15.30       $ 12.75
                                                    --------       --------      --------      --------      -------       -------
  Income from investment operations:
  Net investment income:........................        0.52           0.21          0.55          0.50         0.47          0.43
  Net realized and unrealized gain (loss) on
   investments .................................       (1.07)         (1.10)         0.07          2.10         2.82          2.54
                                                    --------       --------      --------      --------      -------       -------
   Total from investment operations ............       (0.55)         (0.89)         0.62          2.60         3.29          2.97
                                                    --------       --------      --------      --------      -------       -------
  Less Distributions:
  From net investment income....................       (0.53)         (0.22)        (0.55)        (0.50)       (0.47)        (0.42)
  From capital gains............................       (0.70)          0.00         (0.29)        (0.07)        0.00          0.00
                                                    --------       --------      --------      --------      -------       -------
   Total distributions .........................       (1.23)         (0.22)        (0.84)        (0.57)       (0.47)        (0.42)
                                                    --------       --------      --------      --------      -------       -------
Net Asset Value, end of period .................    $  18.15       $  18.15      $  19.93      $  20.15      $ 18.12       $ 15.30
                                                    ========       ========      ========      ========      =======       =======
Total return(a) ................................     (2.84)%        (4.63)%         3.17%        14.60%       21.76%        23.65%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)..........    $175,681       $  7,492      $165,066      $154,615      $93,201       $40,941
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .........................       0.65%          0.90%         0.64%         0.64%        0.74%         1.01%
  Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by
   Advisor .....................................       0.60%          0.85%         0.60%         0.60%        0.60%         0.60%
  Ratio of net investment income to average net
   assets before reimbursement and recovery of
   expenses by Advisor .........................       2.69%          2.44%         2.73%         2.70%        2.87%         2.97%
  Ratio of net investment income to average net
   assets after reimbursement and recovery of
   expenses by Advisor .........................       2.74%          2.49%         2.77%         2.74%        3.01%         3.38%
  Portfolio turnover............................      38.09%         38.09%        22.44%        18.58%       20.73%        31.64%


* The McM Balanced Fund, Class Z shares, commenced operations on January 25,
  2001.
(a) Total return represents aggregate total return for period indicated.



See accompanying notes to financial statements.

===============================================================================
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                      McM Equity
                                                                                    Investment Fund
                                                    -------------------------------------------------------------------------------
                                                     For the       For the        For the       For the      For the       For the
                                                   Year Ended    Period Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                                    06/30/01      06/30/01*      06/30/00      06/30/99      06/30/98     06/30/97
                                                   ----------    ------------   ----------    ----------    ----------   ----------
                                                    Class McM      Class Z       Class McM     Class McM    Class McM     Class McM
                                                   ----------    ------------   ----------    ----------    ----------   ----------
Net Asset Value, beginning of period ...........    $   30.17     $   27.68      $  30.37      $  25.29      $  19.71      $ 14.85
                                                    ---------     ---------      --------      --------      --------      -------
  Income from investment operations:
  Net investment income.........................         0.19          0.06          0.23          0.23          0.23         0.24
  Net realized and unrealized gain (loss) on
   investments .................................        (3.83)        (3.10)         0.30          5.21          5.62         4.87
                                                    ---------     ---------      --------      --------      --------      -------
   Total from investment operations ............        (3.64)        (3.04)         0.53          5.44          5.85         5.11
                                                    ---------     ---------      --------      --------      --------      -------
  Less Distributions:
  From net investment income....................        (0.20)        (0.07)        (0.23)        (0.22)        (0.23)       (0.24)
  From capital gains............................        (1.76)         0.00         (0.50)        (0.14)        (0.04)       (0.01)
                                                    ---------     ---------      --------      --------      --------      -------
   Total distributions .........................        (1.96)        (0.07)        (0.73)        (0.36)        (0.27)       (0.25)
                                                    ---------     ---------      --------      --------      --------      -------
Net Asset Value, end of period .................    $   24.57     $   24.57      $  30.17      $  30.37      $  25.29      $ 19.71
                                                    =========     =========      ========      ========      ========      =======
Total return(a) ................................     (12.44)%      (10.97)%         1.80%        21.70%        29.89%       34.68%
Ratios/Supplemental Data
  Net assets, end of period (in 000's)..........    $ 228,606     $  11,645      $260,033      $204,102      $128,541      $58,593
  Ratio of expenses to average net assets
   before reimbursement and recovery of
   expenses by Advisor .........................        0.69%         0.94%         0.67%         0.66%         0.75%        0.88%
  Ratio of expenses to average net assets after
   reimbursement and recovery of expenses by
   Advisor .....................................        0.69%         0.94%         0.68%         0.75%         0.75%        0.75%
  Ratio of net investment income to average net
   assets before reimbursement and recovery of
   expenses by Advisor .........................        0.69%         0.44%         0.78%         0.95%         1.05%        1.36%
  Ratio of net investment income to average net
   assets after reimbursement and recovery of
   expenses by Advisor .........................        0.69%         0.44%         0.77%         0.86%         1.05%        1.49%
  Portfolio turnover............................       22.52%        22.52%        13.68%         4.79%         0.57%        0.88%


* The McM Equity Investment Fund, Class Z shares, commenced operations on February 1, 2001.
(a) Total return represents aggregate total return for period indicated.



See accompanying notes to financial statements.

McM Funds -- Notes to Financial Statements                        June 30, 2001
===============================================================================

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Trust offers shares of beneficial interest (collectively, the "Shares") in the following series: McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund") (collectively, the "Funds"). The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and and Equity Investment Fund offer two classes of shares: McM Funds Shares and Class Z Shares. The Principal Preservation Fund only offers the McM Funds class of shares. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

   (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

   (3) Investment Income and Security Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM Funds -- Notes to Financial Statements (continued)            June 30, 2001
===============================================================================

   (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 2001. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

   (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

   (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                          PRINCIPAL PRESERVATION FUND-Class McM
                                -----------------------------------------------------------
                                           Year Ended                  Year Ended
                                         June 30, 2001               June 30, 2000
                                ----------------------------  -----------------------------
                                   Shares          Amount       Shares          Amount
                                   ------          ------       ------          ------
Shares sold..................    271,270,938  $ 271,270,891    210,631,314    $ 210,631,314
Shares issued through
  reinvestment of dividends..      5,496,532      5,496,532      3,648,571        3,648,571
Shares redeemed..............   (237,389,991)  (237,389,991)  (229,176,369)    (229,176,369)
                                ------------   ------------   ------------     ------------
Net Increase/(decrease)......     39,377,479  $  39,377,432    (14,896,484)   $ (14,896,484)
                                ============  =============   ============    =============

(RESTUBBED TABLE)

                                       INTERMEDIATE FIXED INCOME FUND-Class McM
                                ------------------------------------------------------
                                       Year Ended                   Year Ended
                                      June 30, 2001                June 30, 2000
                                --------------------------    ------------------------
                                 Shares         Amount          Shares        Amount
                                 ------         ------          ------        ------
Shares sold..................    4,098,247    $ 42,420,453     3,536,075   $ 35,509,789
Shares issued through
  reinvestment of dividends..    1,039,080      10,670,291       974,435      9,768,320
Shares redeemed..............   (2,424,488)    (25,138,093)   (2,326,439)   (23,365,046)
                                ----------    ------------    ----------   ------------
Net Increase/(decrease)......    2,712,839    $ 27,952,651     2,184,071   $ 21,913,063
                                ==========    ============    ==========   ============

                                                                                     FIXED INCOME FUND
                                                        ---------------------------------------------------------------------------
                                                              Class McM                 Class Z                   Class McM
                                                              Year Ended              Period Ended               Year Ended
                                                            June 30, 2001            June 30, 2001              June 30, 2000
                                                        ----------------------    --------------------    -------------------------
                                                        Shares       Amount       Shares      Amount        Shares        Amount
                                                        ------       ------       ------      ------        ------        ------
Shares sold ........................................    851,995    $ 9,104,651   219,749    $2,384,497       612,142   $  6,188,173
Shares issued through
  reinvestment of dividends.........................    129,393      1,365,303     2,046        22,033       155,944      1,602,179
Shares redeemed ....................................   (477,716)    (5,107,254)  (63,586)     (689,082)   (1,218,728)   (12,293,581)
                                                       --------    -----------   -------    ----------    ----------   ------------
Net Increase/(decrease) ............................    503,672    $ 5,362,700   158,209    $1,717,448      (450,642)  $ (4,503,229)
                                                       ========    ===========   =======    ==========    ==========   ============

McM Funds -- Notes to Financial Statements (continued)            June 30, 2001
===============================================================================

                                                                                     BALANCED FUND
                                                     ------------------------------------------------------------------------------
                                                             Class McM                  Class Z                   Class McM
                                                            Year Ended                Period Ended               Year Ended
                                                           June 30, 2001             June 30, 2001              June 30, 2000
                                                     -------------------------    --------------------    -------------------------
                                                      Shares         Amount       Shares      Amount        Shares        Amount
                                                      ------         ------       ------      ------        ------        ------
Shares sold .....................................    2,972,864    $ 57,386,750   433,498    $7,834,559     2,415,005   $ 47,913,204
Shares issued through
  reinvestment of dividends......................      599,731      11,225,183     2,562        46,425       356,596      7,055,453
Shares redeemed .................................   (2,174,501)    (41,562,790)  (23,228)     (429,612)   (2,164,066)   (42,519,867)
                                                    ----------    ------------   -------    ----------    ----------   ------------
Net Increase ....................................    1,398,094    $ 27,049,143   412,832    $7,451,372       607,535   $ 12,448,790
                                                    ==========    ============   =======    ==========    ==========   ============

                                                                               EQUITY INVESTMENT FUND
                                                  ---------------------------------------------------------------------------------
                                                          Class McM                    Class Z                    Class McM
                                                          Year Ended                 Period Ended                Year Ended
                                                        June 30, 2001               June 30, 2001               June 30, 2000
                                                  --------------------------    ----------------------    -------------------------
                                                   Shares         Amount        Shares        Amount        Shares        Amount
                                                   ------         ------        ------        ------        ------        ------
Shares sold ..................................    3,677,010    $ 101,230,931    587,698    $15,437,211     3,433,588   $101,760,836
Shares issued through
  reinvestment of dividends...................      690,678       18,098,761        891         21,343       187,994      5,570,772
Shares redeemed ..............................   (3,684,763)    (100,270,353)  (114,677)    (2,845,165)   (1,722,770)   (51,672,187)
                                                 ----------    -------------   --------    -----------    ----------   ------------
Net Increase .................................      682,925    $  19,059,339    473,912    $12,613,389     1,898,812   $ 55,659,421
                                                 ==========    =============   ========    ===========    ==========   ============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 2001 were:

                                                     Aggregate     Proceeds from
                                                     Purchases
                                                     ---------         Sales
                                                                   -------------
Intermediate Fixed Income Fund .................    $130,865,365    $104,882,117
Fixed Income Fund ..............................      21,287,947      14,547,847
Balanced Fund ..................................      95,633,430      65,948,297
Equity Investment Fund .........................      71,753,197      56,487,375

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the McM Funds Class of Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund, operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. The Advisor has also voluntarily undertaken to absorb for Class Z of the Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.75%, 0.85% and 1.00%, respectively. For the period July 1, 2000 through June 30, 2001, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $359,179: $185,325 for the Principal Preservation Fund; $5,578 for the Intermediate Fixed Income Fund; $81,335 for the Fixed Income Fund; $85,602 for the Balanced Fund and $1,339 for the Equity Investment Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. Since July 1,

McM Funds -- Notes to Financial Statements (continued)            June 30, 2001
===============================================================================

1998 through June 30, 2001, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts:
Principal Preservation Fund $491,147, Intermediate Fixed Income Fund $69,399, Fixed Income Fund $260,290, Balanced Fund $203,995 and Equity Fund $1,339.

The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Class Z Shares of the McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the applicable Fund will reimburse PFPC Distributor, Inc. or a third party administrator for actual distributions and shareholder servicing expenses incurred, on an annual basis of 0.25% of each Fund's average daily net assets.

Note (F) Capital Loss Carryforward: As of June 30, 2001, the Funds had available for federal tax purposes unused capital loss carryforwards as follows:


                                               Expires in 2008   Expires in 2009
                                               ---------------   ---------------
McM Principal Preservation Fund ...........        $    7            $  1,670
McM Fixed Income Fund .....................        $1,214            $224,002

Note (G) Subsequent Event: The Board of Trustees of McM Funds has authorized a special meeting of the shareholders of the McM Funds (the "Trust") to be held on September 14, 2001. At the meeting, shareholders of each series of the Trust (each a "Fund" and collectively the "Funds") will be asked to approve a new investment management agreement (the "New Agreement") for each Fund. The Board also unanimously determined to recommend that shareholders approve each New Agreement.

Shareholder approval of each New Agreement is required because the shareholders of McMorgan & Company have entered into an agreement with New York Life Investment Management Holdings LLC ("NYLIM") whereby McMorgan Acquisition Company LLC, a wholly-owned subsidiary of NYLIM, will acquire substantially all of the assets of McMorgan & Co. on or about September 28, 2001. Upon completion of the transaction, McMorgan Acquisition Company LLC will change its name to "McMorgan & Company LLC." NYLIM is a wholly-owned subsidiary of New York Life Insurance Company.

The ownership change is not expected to affect the management of the Funds, as there are no anticipated changes to the McMorgan & Co. investment team. McMorgan & Co. will retain its management and present location at One Bush Street, Suite 800, San Francisco, CA 94104.

Each New Agreement is substantially identical to the current agreement for each Fund. The current investment management agreement will terminate automatically when the transaction takes place.

Proxy materials regarding the special meeting of shareholders were mailed on July 16, 2001 to shareholders of record as of July 6, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS






To the Shareholders and Trustees of
McM Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund, each a series of shares of beneficial interest of McM Funds, including the schedules of investments, as of June 30, 2001 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund as of June 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                                  TAIT, WELLER & BAKER



Philadelphia, Pennsylvania
July 27, 2001

Board of Trustees
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte
Mark R. Taylor

Officers
Terry A. O'Toole, CEO and President
Mark R. Taylor, Treasurer
Deane A. Nelson, Vice President and Secretary

Investment Advisor
McMorgan & Company
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, New York  10286

Underwriter
PFPC Distributor, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

Legal Counsel
Stradley, Ronan, Stevens & Young LLP
1220 19th Street, NW, Suite 700
Washington, D.C.  20036

Shareholder Services
PFPC Inc.
211 South Gulph Road
King of Prussia, PA  19406

Auditors
Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA  19103

For Additional Information about McM Funds call: ~(800) 788-9485
(7AM to 5PM PST)

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

Focused
Direction
long term
experience
strategy

AR0601                                                               (LOGO)